PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 28.3%
153,041
(1)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.759%,
05/25/2036 $ 134,288
0.0
731,428
(1)(2)
Agate Bay Mortgage
Trust 2015-2 B3,
3.618%,
03/25/2045 676,533
0.0
475,938
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.486%,
06/25/2045 381,759
0.0
1,139,754
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.625%,
12/25/2045 979,386
0.1
1,000,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.625%,
12/25/2045 759,517
0.0
1,137,085
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.754%,
03/25/2046 863,315
0.0
3,089,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 2,906,820
0.1
4,234,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 4,080,219
0.2
236,742
(1)
Alternative Loan Trust
2004-J7 M1, 5.042%,
(TSFR1M + 1.134%),
10/25/2034 235,604
0.0
254,467
(1)
Alternative Loan Trust
2005-10CB 1A2,
4.884%, (TSFR1M +
0.564%),
05/25/2035 190,201
0.0
257,659  Alternative Loan Trust
2005-23CB A15,
5.500%,
07/25/2035 210,433
0.0
16,275
(1)
Alternative Loan Trust
2005-53T2 2A6,
4.934%, (TSFR1M +
0.614%),
11/25/2035 8,326
0.0
144,995
(1)
Alternative Loan Trust
2005-J2 1A12, 4.834%,
(TSFR1M + 0.514%),
04/25/2035 111,579
0.0
28,005  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 12,621
0.0
441,361
(1)
Alternative Loan Trust
2006-18CB A10,
4.834%, (TSFR1M +
0.514%),
07/25/2036 170,787
0.0
104,017
(1)
Alternative Loan Trust
2006-19CB A12,
4.834%, (TSFR1M +
0.514%),
08/25/2036 45,243
0.0
440,488
(1)
Alternative Loan Trust
2006-19CB A28,
5.034%, (TSFR1M +
0.714%),
08/25/2036 198,224
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
769,372  Alternative Loan
Trust 2006-27CB A5,
6.000%,
11/25/2036 $ 409,223
0.0
769,936  Alternative Loan
Trust 2007-15CB A5,
5.750%,
07/25/2037 441,443
0.0
111,547
(1)
Alternative Loan
Trust 2007-2CB 2A1,
5.034%, (TSFR1M +
0.714%),
03/25/2037 44,732
0.0
137,219
(1)
Alternative Loan
Trust 2007-HY8C A1,
4.754%, (TSFR1M +
0.434%),
09/25/2047 127,221
0.0
439,663
(1)
Alternative Loan Trust
2007-OA4 A1, 4.774%,
(TSFR1M + 0.454%),
05/25/2047 394,779
0.0
303,668
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 290,225
0.0
236,482
(1)
Banc of America
Funding Trust 2007-
2 1A16, 5.034%,
(TSFR1M + 0.714%),
03/25/2037 178,254
0.0
1,111,620
(1)
Banc of America
Funding Trust 2007-C
7A1, 4.852%, (TSFR1M
+ 0.534%),
05/20/2047 1,025,679
0.1
83,676
(1)
Bear Stearns ALT-A
Trust 2005-3 4A3,
4.308%,
04/25/2035 81,784
0.0
351,390
(1)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.608%,
11/25/2036 202,683
0.0
501,163
(1)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.607%,
11/25/2036 257,409
0.0
64,796
(1)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 5.062%,
01/26/2036 46,144
0.0
1,981,590
(1)(2)
Bellemeade RE Ltd.
2021-3A M1C, 5.855%,
(SOFR30A + 1.550%),
09/25/2031 1,991,844
0.1
1,944,737
(2)
Brean Asset Backed
Securities Trust 2024-
RM9 A1, 5.000%,
09/25/2064 1,921,463
0.1
868,445
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.885%,
03/25/2050 780,061
0.0
1,129,691
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.885%,
03/25/2050 1,004,122
0.1
103,474
(1)(2)
Chase Home Lending
Mortgage Trust 2019-
ATR2 A3, 3.500%,
07/25/2049 94,101
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,980,898
(1)(2)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.105%,
08/25/2055 $ 2,060,632
0.1
692,183
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-1 A9, 6.500%,
01/25/2055 703,422
0.0
2,302,681
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-11 B3, 6.606%,
11/25/2055 2,308,935
0.1
1,656,588
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 A9, 6.000%,
03/25/2055 1,662,102
0.1
2,544,385
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B2, 6.175%,
03/25/2055 2,529,731
0.1
1,791,075
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.175%,
03/25/2055 1,752,368
0.1
987,124
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.090%,
05/25/2055 1,025,277
0.1
219,310
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.579%,
09/25/2036 194,829
0.0
195,130
(1)
CHL Mortgage Pass-
Through Trust 2005-
HYB9 2A1, 7.210%,
(TSFR12M + 2.465%),
02/20/2036 179,940
0.0
1,427,948
(1)(2)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 1,356,009
0.1
81,375
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 77,999
0.0
118,503
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 112,000
0.0
132,118
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 120,243
0.0
198,177
(1)(2)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 180,364
0.0
1,414,878
(1)(2)
CIM Trust 2019-J1 B3,
3.922%,
08/25/2049 1,305,764
0.1
2,786,055
(1)(2)
CIM Trust 2019-J2 B2,
3.761%,
10/25/2049 2,528,960
0.1
1,751,048
(1)(2)
CIM Trust 2019-J2 B3,
3.761%,
10/25/2049 1,589,719
0.1
1,142,186
(1)(2)
CIM Trust 2020-J2 B3,
2.754%,
01/25/2051 921,683
0.0
1,701,709
(1)(2)
CIM Trust 2021-J3 B3,
2.613%,
06/25/2051 1,340,040
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
334,410  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 $ 307,413
0.0
59,933
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.803%,
03/25/2036 45,339
0.0
23,875
(1)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 6.105%,
11/25/2036 21,420
0.0
128,459
(1)(2)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 125,867
0.0
2,568,570
(2)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.740%,
07/25/2054 2,605,934
0.1
1,396,297
(2)
Citigroup Mortgage
Loan Trust 2024-CMI1
B2, 6.412%,
06/25/2054 1,405,519
0.1
24,630
(1)
Citigroup Mortgage
Loan Trust, Inc. 2005-4
A, 6.686%,
08/25/2035 24,535
0.0
133,180  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 135,824
0.0
609,346
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.520%,
(SOFR30A + 4.214%),
07/25/2039 625,181
0.0
1,700,000
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.070%,
(SOFR30A + 3.764%),
02/25/2040 1,767,544
0.1
262,054  CSMC Mortgage-
Backed Trust 2007-
2 3A6, 5.400%,
03/25/2037 115,159
0.0
350,073
(1)(2)
CSMC Trust 2013-
7 A11, 3.500%,
08/25/2043 324,405
0.0
227,850
(1)(2)
CSMC Trust 2017-
HL1 A12, 3.500%,
06/25/2047 207,692
0.0
1,138,196
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 1,106,116
0.1
2,969,575
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 1,846,251
0.1
4,508,027
(2)
Deephaven Residential
Mortgage Trust 2022-2
A1, 4.300%,
03/25/2067 4,367,475
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
317,465
(1)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 A1, 4.734%,
(TSFR1M + 0.414%),
04/25/2037 $ 223,713
0.0
65,628
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.319%,
06/27/2037 58,346
0.0
752,976
(1)(2)
Ellington Financial
Mortgage Trust 2022-2
A1, 4.299%,
04/25/2067 749,792
0.0
3,540,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.420%, (SOFR30A +
3.114%),
01/25/2040 3,624,548
0.2
3,898,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
8.070%, (SOFR30A +
3.764%),
02/25/2040 4,051,559
0.2
750,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R04 1B1,
9.555%, (SOFR30A +
5.250%),
03/25/2042 799,127
0.0
3,045,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
11.305%, (SOFR30A +
7.000%),
04/25/2042 3,297,907
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.656%, (SOFR30A +
5.350%),
05/25/2043 1,094,718
0.1
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
9.056%, (SOFR30A +
4.750%),
06/25/2043 1,619,782
0.1
6,400,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.556%, (SOFR30A +
3.250%),
09/25/2043 6,670,284
0.3
3,300,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
7.106%, (SOFR30A +
2.800%),
03/25/2044 3,395,732
0.2
2,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.505%, (SOFR30A +
2.200%),
05/25/2044 2,535,689
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
6.355%, (SOFR30A +
2.050%),
09/25/2044 $ 1,007,328
0.1
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
6.256%, (SOFR30A +
1.950%),
02/25/2045 2,002,267
0.1
283,811
(3)
Fannie Mae Interest
Strip 343 6, 5.000%,
10/25/2033 36,905
0.0
15,978,722
(3)
Fannie Mae Interest
Strip 427 C13,
3.500%,
03/25/2037 1,720,188
0.1
13,665,515
(3)
Fannie Mae Interest
Strip 427 C18,
3.500%,
03/25/2039 1,987,321
0.1
26,440,530
(3)
Fannie Mae Interest
Strip 427 C38,
3.000%,
04/25/2049 5,128,685
0.2
3,575,370
(3)
Fannie Mae Interest
Strip 429 141, 6.500%,
02/25/2053 790,961
0.0
1,131,635
(3)
Fannie Mae Interest
Strip 429 142, 6.500%,
02/25/2053 244,834
0.0
430,218
(3)
Fannie Mae Interest
Strip 429 143, 6.500%,
02/25/2053 90,270
0.0
252,418
(3)
Fannie Mae Interest
Strip 429 144, 6.500%,
02/25/2053 52,475
0.0
24,082
(1)(3)
Fannie Mae REMIC
Trust 2000-
26 SP, 4.080%,
(-1.000*SOFR30A +
8.386%),
08/25/2030 1,692
0.0
44,174
(1)(3)
Fannie Mae REMIC
Trust 2002-
13 SR, 2.180%,
(-1.000*SOFR30A +
6.486%),
03/25/2032 1,632
0.0
715,512
(1)(3)
Fannie Mae REMIC
Trust 2004-
53 UC, 3.130%,
(-1.000*SOFR30A +
7.436%),
07/25/2034 77,411
0.0
55,548
(1)(3)
Fannie Mae REMIC
Trust 2004-
64 SW, 2.630%,
(-1.000*SOFR30A +
6.936%),
08/25/2034 4,136
0.0
42,472
(1)(3)
Fannie Mae REMIC
Trust 2004-
66 SE, 2.080%,
(-1.000*SOFR30A +
6.386%),
09/25/2034 2,598
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
235,883
(1)(3)
Fannie Mae REMIC
Trust 2005-
59 NS, 2.330%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 $ 4,558
0.0
164,522
(1)
Fannie Mae REMIC
Trust 2006-11 FA,
4.720%, (SOFR30A +
0.414%),
03/25/2036 163,239
0.0
87,746
(1)
Fannie Mae REMIC
Trust 2006-
46 SP, 7.995%,
(-1.000*SOFR30A +
23.780%),
06/25/2036 104,304
0.0
247,427
(1)(3)
Fannie Mae REMIC
Trust 2007-
18 BS, 2.180%,
(-1.000*SOFR30A +
6.486%),
06/25/2035 21,188
0.0
2,344,862
(1)(3)
Fannie Mae REMIC
Trust 2007-
22 SD, 1.980%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 216,643
0.0
1,276,058
(1)(3)
Fannie Mae REMIC
Trust 2007-
55 S, 2.340%,
(-1.000*SOFR30A +
6.646%),
06/25/2037 113,192
0.0
1,167,019
(1)(3)
Fannie Mae REMIC
Trust 2008-
94 SI, 1.080%,
(-1.000*SOFR30A +
5.386%),
04/25/2036 76,545
0.0
152,044
(1)(3)
Fannie Mae REMIC
Trust 2009-
25 SN, 2.130%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 12,868
0.0
696,653
(1)(3)
Fannie Mae REMIC
Trust 2009-
70 PS, 2.330%,
(-1.000*SOFR30A +
6.636%),
01/25/2037 70,757
0.0
103,478
(1)
Fannie Mae REMIC
Trust 2010-15 FD,
5.160%, (SOFR30A +
0.854%),
03/25/2040 103,692
0.0
268,659
(1)
Fannie Mae REMIC
Trust 2011-47 GF,
4.990%, (SOFR30A +
0.684%),
06/25/2041 268,811
0.0
38,381
(1)
Fannie Mae REMIC
Trust 2012-10 UF,
4.970%, (SOFR30A +
0.664%),
02/25/2042 38,083
0.0
2,582,136
(3)
Fannie Mae REMIC
Trust 2012-111 UI,
3.000%,
10/25/2027 59,240
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
236,995
(3)
Fannie Mae REMIC
Trust 2012-121 DI,
2.500%,
11/25/2027 $ 4,762
0.0
2,165,349
(3)
Fannie Mae REMIC
Trust 2012-128 KI,
3.000%,
11/25/2027 50,881
0.0
5,538,955
(1)(3)
Fannie Mae REMIC
Trust 2012-
133 NS, 1.730%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 635,436
0.0
449,393
(3)
Fannie Mae REMIC
Trust 2012-148 IB,
3.500%,
01/25/2028 11,322
0.0
3,347,853
(1)(3)
Fannie Mae REMIC
Trust 2012-
150 PS, 1.730%,
(-1.000*SOFR30A +
6.036%),
01/25/2043 374,974
0.0
6,605,083
(1)(3)
Fannie Mae REMIC
Trust 2012-
66 IB, 0.050%,
(-1.000*SOFR30A +
5.936%),
06/25/2042 15,085
0.0
111,676
(1)(3)
Fannie Mae REMIC
Trust 2012-84 KI,
6.000%, (SOFR30A +
6.000%),
08/25/2042 20,437
0.0
104,218
(3)
Fannie Mae REMIC
Trust 2012-93 IL,
3.000%,
09/25/2027 1,992
0.0
2,425,196
(3)
Fannie Mae REMIC
Trust 2013-1 LI,
2.500%,
02/25/2028 53,867
0.0
9,472
(1)(3)
Fannie Mae REMIC
Trust 2013-
116 SC, 1.780%,
(-1.000*SOFR30A +
6.086%),
04/25/2033 25
0.0
1,177,394
(3)
Fannie Mae REMIC
Trust 2013-137 PI,
5.000%,
10/25/2041 228,885
0.0
4,360,644
(1)(3)
Fannie Mae REMIC
Trust 2013-
19 JS, 1.780%,
(-1.000*SOFR30A +
6.086%),
10/25/2041 220,607
0.0
917,615
(3)
Fannie Mae REMIC
Trust 2013-2 NI,
4.000%,
02/25/2043 124,453
0.0
973,934
(3)
Fannie Mae REMIC
Trust 2013-21 KI,
3.000%,
03/25/2028 21,338
0.0
2,715,676
(3)
Fannie Mae REMIC
Trust 2013-32 EI,
2.500%,
04/25/2033 173,197
0.0
407,619
(3)
Fannie Mae REMIC
Trust 2013-41 BI,
3.000%,
05/25/2028 11,277
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
673,987
(3)
Fannie Mae REMIC
Trust 2013-67 AI,
3.000%,
07/25/2028 $ 15,385
0.0
742,701
(3)
Fannie Mae REMIC
Trust 2013-69 PI,
3.000%,
04/25/2033 36,867
0.0
2,228,249
(1)(3)
Fannie Mae REMIC
Trust 2013-
97 JS, 1.730%,
(-1.000*SOFR30A +
6.036%),
04/25/2038 170,159
0.0
5,621,288
(3)
Fannie Mae REMIC
Trust 2015-40 AI,
6.000%,
05/25/2037 929,541
0.0
4,123,314
(1)(3)
Fannie Mae REMIC
Trust 2016-
19 SB, 1.680%,
(-1.000*SOFR30A +
5.986%),
04/25/2046 305,360
0.0
1,510,522
(3)
Fannie Mae REMIC
Trust 2016-4 BI,
4.000%,
02/25/2046 278,583
0.0
976,858
(3)
Fannie Mae REMIC
Trust 2016-61 PI,
4.500%,
01/25/2046 156,826
0.0
18,805,477
(1)(3)
Fannie Mae REMIC
Trust 2016-
81 SA, 1.730%,
(-1.000*SOFR30A +
6.036%),
11/25/2046 1,383,149
0.1
10,572,671
(1)(3)
Fannie Mae REMIC
Trust 2017-
16 SG, 1.630%,
(-1.000*SOFR30A +
5.936%),
03/25/2047 1,255,287
0.1
19,225,449
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 US, 1.780%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 1,446,529
0.1
7,567,295
(3)
Fannie Mae REMIC
Trust 2019-15 AI,
4.000%,
04/25/2059 1,788,208
0.1
9,910,206
(1)(3)
Fannie Mae REMIC
Trust 2019-
17 SA, 1.680%,
(-1.000*SOFR30A +
5.986%),
04/25/2049 795,993
0.0
8,633,549
(1)(3)
Fannie Mae REMIC
Trust 2019-
8 SB, 1.680%,
(-1.000*SOFR30A +
5.986%),
03/25/2049 698,654
0.0
21,457,729
(3)
Fannie Mae REMIC
Trust 2020-33 YI,
4.000%,
05/25/2050 4,027,270
0.2
10,334,048
(3)
Fannie Mae REMIC
Trust 2020-47 PI,
4.000%,
07/25/2050 2,240,127
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,054,739
(1)(3)
Fannie Mae REMIC
Trust 2020-
47 SH, 1.680%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 $ 1,471,783
0.1
16,973,920
(1)(3)
Fannie Mae REMIC
Trust 2020-
49 SB, 1.680%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 2,557,963
0.1
11,012,746
(3)
Fannie Mae REMIC
Trust 2020-52 AI,
4.000%,
08/25/2050 1,830,150
0.1
35,117,755
(3)
Fannie Mae REMIC
Trust 2020-64 IO,
3.000%,
09/25/2050 6,686,087
0.3
17,153,863
(3)
Fannie Mae REMIC
Trust 2020-65 CI,
4.000%,
09/25/2050 3,028,995
0.1
17,767,808
(3)
Fannie Mae REMIC
Trust 2020-67 JI,
4.000%,
09/25/2050 3,602,828
0.2
22,106,244
(3)
Fannie Mae REMIC
Trust 2020-94 MI,
4.500%,
04/25/2050 5,177,342
0.2
14,197,003
(3)
Fannie Mae REMIC
Trust 2021-18 IY,
4.500%,
08/25/2049 3,757,731
0.2
16,574,187
(3)
Fannie Mae REMIC
Trust 2021-2 PI,
2.000%,
02/25/2051 1,804,521
0.1
17,405,196
(3)
Fannie Mae REMIC
Trust 2021-23 JI,
3.000%,
04/25/2051 2,877,603
0.1
16,486,118
(3)
Fannie Mae REMIC
Trust 2021-28 GI,
4.000%,
05/25/2051 3,385,710
0.2
44,250,743
(3)
Fannie Mae REMIC
Trust 2021-46 IM,
4.500%,
07/25/2051 11,589,752
0.6
31,850,031
(3)
Fannie Mae REMIC
Trust 2021-65 KI,
3.500%,
10/25/2051 5,796,381
0.3
16,947,620
(3)
Fannie Mae REMIC
Trust 2021-74 AI,
3.000%,
11/25/2051 2,886,263
0.1
61,149  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A7,
6.000%,
02/25/2037 22,349
0.0
137,232
(1)(2)
Flagstar Mortgage Trust
2017-2 A7, 3.500%,
10/25/2047 124,907
0.0
533,311
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.932%,
03/25/2048 492,449
0.0
596,042
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 557,333
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,287,924
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.134%,
07/25/2048 $ 3,015,904
0.1
179,157
(1)(2)
Flagstar Mortgage
Trust 2018-6RR 1A7,
4.000%,
10/25/2048 165,749
0.0
3,070,675
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.905%,
10/25/2048 3,013,983
0.1
1,306,854
(1)(2)
Flagstar Mortgage Trust
2019-2 B1, 4.001%,
12/25/2049 1,200,039
0.1
1,829,596
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 1,674,935
0.1
3,108,704
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.188%,
03/25/2050 2,892,063
0.1
2,664,604
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.188%,
03/25/2050 2,431,700
0.1
3,398,977
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.781%,
04/25/2051 2,864,804
0.1
771
(1)(3)
Freddie Mac REMIC
Trust 2266 S, 4.132%,
(-1.000*SOFR30A +
8.436%),
11/15/2030 41
0.0
54,944
(1)(3)
Freddie Mac REMIC
Trust 2374 S, 3.682%,
(-1.000*SOFR30A +
7.986%),
06/15/2031 4,186
0.0
33,472
(1)(3)
Freddie Mac
REMIC Trust
2417 SY, 3.982%,
(-1.000*SOFR30A +
8.286%),
12/15/2031 3,366
0.0
140,774
(1)(3)
Freddie Mac
REMIC Trust 2525
SM, 3.582%,
(-1.000*SOFR30A +
7.886%),
02/15/2032 13,266
0.0
66,732
(1)(3)
Freddie Mac
REMIC Trust
2577 SA, 3.032%,
(-1.000*SOFR30A +
7.336%),
02/15/2033 6,101
0.0
734,347
(1)(3)
Freddie Mac
REMIC Trust
2781 SB, 2.732%,
(-1.000*SOFR30A +
7.036%),
04/15/2034 62,887
0.0
155,556
(1)
Freddie Mac REMIC
Trust 2921 PF,
4.768%, (SOFR30A +
0.464%),
01/15/2035 154,095
0.0
119,504
(1)(3)
Freddie Mac
REMIC Trust
2981 CS, 2.302%,
(-1.000*SOFR30A +
6.606%),
05/15/2035 7,367
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
57,543
(1)(3)
Freddie Mac
REMIC Trust
2981 SU, 3.382%,
(-1.000*SOFR30A +
7.686%),
05/15/2030 $ 3,888
0.0
236,955
(1)(3)
Freddie Mac
REMIC Trust
2989 HS, 2.732%,
(-1.000*SOFR30A +
7.036%),
08/15/2034 30,047
0.0
76,150
(1)(3)
Freddie Mac
REMIC Trust 3018
SM, 2.782%,
(-1.000*SOFR30A +
7.086%),
08/15/2035 8,285
0.0
96,694
(1)
Freddie Mac
REMIC Trust
3031 BP, 8.000%,
(-1.000*SOFR30A +
44.205%),
08/15/2035 99,339
0.0
243,535
(1)(3)
Freddie Mac REMIC
Trust 3049 PI, 2.232%,
(-1.000*SOFR30A +
6.536%),
10/15/2035 21,946
0.0
1,803,953
(1)(3)
Freddie Mac REMIC
Trust 3128 JI, 2.212%,
(-1.000*SOFR30A +
6.516%),
03/15/2036 165,973
0.0
34,248
(4)
Freddie Mac REMIC
Trust 3151 PO,
0.000%,
05/15/2036 28,763
0.0
933,397
(1)(3)
Freddie Mac
REMIC Trust
3222 SN, 2.182%,
(-1.000*SOFR30A +
6.486%),
09/15/2036 83,020
0.0
987,136
(1)(3)
Freddie Mac REMIC
Trust 3298 S, 1.692%,
(-1.000*SOFR30A +
5.996%),
04/15/2037 86,518
0.0
290,647
(1)(3)
Freddie Mac
REMIC Trust
3523 SA, 1.582%,
(-1.000*SOFR30A +
5.886%),
09/15/2036 21,227
0.0
290,298
(1)(3)
Freddie Mac
REMIC Trust 3582
MS, 1.732%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 25,491
0.0
117,423
(1)(3)
Freddie Mac
REMIC Trust
3624 TS, 0.382%,
(-1.000*SOFR30A +
4.686%),
01/15/2040 4,878
0.0
340,842
(3)
Freddie Mac REMIC
Trust 3688 BI, 5.000%,
07/15/2040 47,980
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
248,397
(1)
Freddie Mac REMIC
Trust 3740 FB,
4.918%, (SOFR30A +
0.614%),
10/15/2040 $ 245,953
0.0
708,187
(3)
Freddie Mac REMIC
Trust 4097 IC, 2.500%,
08/15/2027 13,555
0.0
514,295
(3)
Freddie Mac REMIC
Trust 4116 IL, 4.500%,
05/15/2042 48,816
0.0
2,382,418
(3)
Freddie Mac REMIC
Trust 4120 TI, 2.500%,
10/15/2027 49,102
0.0
357,776
(3)
Freddie Mac REMIC
Trust 4136 QI,
3.000%,
11/15/2032 13,714
0.0
294,866
(3)
Freddie Mac REMIC
Trust 4143 IK, 4.000%,
10/15/2041 15,216
0.0
9,353,325
(1)(3)
Freddie Mac
REMIC Trust
4146 SA, 1.732%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 1,041,402
0.1
45,560
(3)
Freddie Mac REMIC
Trust 4153 YI, 3.000%,
09/15/2042 241
0.0
1,301,383
(3)
Freddie Mac REMIC
Trust 4157 IH, 3.500%,
01/15/2043 196,656
0.0
348,301
(3)
Freddie Mac REMIC
Trust 4162 DI, 2.000%,
02/15/2028 5,918
0.0
1,169,394
(3)
Freddie Mac REMIC
Trust 4182 IL, 3.000%,
03/15/2028 33,685
0.0
1,419,803
(3)
Freddie Mac REMIC
Trust 4186 IA, 3.000%,
03/15/2033 108,300
0.0
20,936
(3)
Freddie Mac REMIC
Trust 4261 ID, 6.500%,
06/15/2032 357
0.0
16,729,821
(1)(3)
Freddie Mac
REMIC Trust
4273 PS, 1.682%,
(-1.000*SOFR30A +
5.986%),
11/15/2043 1,382,904
0.1
258,273
(3)
Freddie Mac REMIC
Trust 4287 CI, 4.500%,
07/15/2041 25,451
0.0
1,243,627
(3)
Freddie Mac REMIC
Trust 4290 EI, 5.000%,
12/15/2043 239,641
0.0
55,273
(3)
Freddie Mac REMIC
Trust 4333 AI, 5.500%,
02/15/2044 8,957
0.0
990,899
(3)
Freddie Mac REMIC
Trust 4494 LI, 5.000%,
12/15/2043 70,546
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,051,414
(1)(3)
Freddie Mac
REMIC Trust
4618 SA, 1.582%,
(-1.000*SOFR30A +
5.886%),
09/15/2046 $ 590,133
0.0
1,273,420
(3)
Freddie Mac REMIC
Trust 4625 BI, 3.500%,
06/15/2046 227,977
0.0
1,291,128
(3)
Freddie Mac REMIC
Trust 4708 KI, 4.500%,
11/15/2046 205,978
0.0
8,722,268
(3)
Freddie Mac REMIC
Trust 4813 IO,
5.500%,
08/15/2048 1,656,155
0.1
16,188,996
(1)(3)
Freddie Mac
REMIC Trust
4903 NS, 1.680%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 1,840,004
0.1
9,676,228
(1)(3)
Freddie Mac
REMIC Trust
4909 SJ, 1.630%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,307,578
0.1
3,907,964
(1)(3)
Freddie Mac
REMIC Trust
4910 SD, 1.632%,
(-1.000*SOFR30A +
5.936%),
06/15/2049 504,860
0.0
11,802,343
(1)(3)
Freddie Mac
REMIC Trust
4910 SH, 1.630%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,605,570
0.1
16,348,791
(1)(3)
Freddie Mac
REMIC Trust
4924 SY, 1.630%,
(-1.000*SOFR30A +
5.936%),
10/25/2049 2,297,479
0.1
10,810,766
(3)
Freddie Mac REMIC
Trust 4967 IQ,
4.000%,
02/25/2050 2,296,255
0.1
38,569,668
(3)
Freddie Mac REMIC
Trust 4973 BI, 4.500%,
05/25/2050 8,991,754
0.4
28,294,755
(3)
Freddie Mac REMIC
Trust 4974 I, 4.000%,
04/25/2050 5,897,600
0.3
18,229,275
(1)(3)
Freddie Mac
REMIC Trust
5009 TS, 1.780%,
(-1.000*SOFR30A +
6.086%),
09/25/2050 2,499,159
0.1
26,285,149
(3)
Freddie Mac REMIC
Trust 5010 MI,
3.000%,
09/25/2050 4,047,695
0.2
15,852,919
(3)
Freddie Mac REMIC
Trust 5036 CI, 4.000%,
12/25/2049 3,340,247
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
22,950,124
(3)
Freddie Mac REMIC
Trust 5049 UI, 3.000%,
12/25/2050 $ 4,271,199
0.2
8,358,270
(3)
Freddie Mac REMIC
Trust 5052 BI, 5.000%,
12/25/2050 2,107,481
0.1
12,244,302
(3)
Freddie Mac REMIC
Trust 5074 GI,
2.000%,
02/25/2051 1,419,336
0.1
20,383,466
(3)
Freddie Mac REMIC
Trust 5081 CI, 2.000%,
03/25/2051 2,367,919
0.1
35,927,955
(3)
Freddie Mac REMIC
Trust 5083 IP, 4.000%,
11/25/2048 7,593,546
0.4
12,688,019
(3)
Freddie Mac REMIC
Trust 5133 CI, 4.500%,
07/25/2039 2,225,380
0.1
14,093,142
(3)
Freddie Mac REMIC
Trust 5138 CI, 4.000%,
07/25/2050 2,957,495
0.1
9,618,086
(3)
Freddie Mac REMIC
Trust 5142 LI, 2.500%,
09/25/2051 1,550,798
0.1
4,662,012
(3)
Freddie Mac REMIC
Trust 5152 GI,
4.500%,
06/25/2048 1,105,914
0.1
18,473,559
(3)
Freddie Mac REMIC
Trust 5214 IO,
2.000%,
03/25/2051 2,460,410
0.1
7,609,068
(3)
Freddie Mac REMIC
Trust 5261 IC, 4.000%,
01/25/2050 1,531,895
0.1
46,789,058
(1)
Freddie Mac REMIC
Trust 5502 FD,
5.905%, (SOFR30A +
1.600%),
02/25/2055 47,443,473
2.2
5,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 7.705%,
(SOFR30A + 3.400%),
10/25/2041 5,240,704
0.3
6,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.055%,
(SOFR30A + 3.750%),
12/25/2041 6,283,935
0.3
5,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 6.655%,
(SOFR30A + 2.350%),
12/25/2041 5,060,180
0.2
2,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.705%,
(SOFR30A + 3.400%),
01/25/2042 2,884,064
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 6.805%,
(SOFR30A + 2.500%),
01/25/2042 $ 3,056,655
0.1
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.055%,
(SOFR30A + 4.750%),
02/25/2042 2,620,637
0.1
3,400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA3 M2, 8.655%,
(SOFR30A + 4.350%),
04/25/2042 3,581,871
0.2
1,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M2, 11.055%,
(SOFR30A + 6.750%),
06/25/2042 1,981,309
0.1
2,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 10.055%,
(SOFR30A + 5.750%),
09/25/2042 2,184,327
0.1
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.655%,
(SOFR30A + 3.350%),
11/25/2043 2,640,685
0.1
4,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.105%,
(SOFR30A + 1.800%),
08/25/2044 4,016,652
0.2
2,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.955%,
(SOFR30A + 1.650%),
02/25/2045 2,000,682
0.1
465,381
(3)
Freddie Mac Strips 224
IO, 6.000%,
03/01/2033 68,218
0.0
260,934
(1)(3)
Freddie Mac Strips
237 S23, 2.682%,
(-1.000*SOFR30A +
6.986%),
05/15/2036 29,863
0.0
325,700
(3)
Freddie Mac Strips 260
33, 4.000%,
05/15/2039 49,095
0.0
270,667
(3)
Freddie Mac Strips 287
IO, 3.000%,
10/15/2027 5,811
0.0
159,555
(1)(3)
Freddie Mac Strips
324 144, 6.000%,
06/15/2039 29,424
0.0
7,356,587
(3)
Freddie Mac Strips 390
C3, 3.500%,
11/15/2037 865,641
0.0
8,451,829
(3)
Freddie Mac Strips 400
C8, 6.500%,
05/25/2053 1,655,464
0.1
1,400,637
(1)(2)
Galton Funding
Mortgage Trust 2018-2
B2, 4.670%,
10/25/2058 1,355,372
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,178,608
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B1, 4.250%,
02/25/2059 $ 2,090,601
0.1
1,751,543
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 1,692,523
0.1
1,970,067
(1)(2)
GCAT Trust 2024-INV2
B3, 7.320%,
06/25/2054 2,080,734
0.1
1,985,440
(1)(2)
GCAT Trust 2024-INV4
B4, 7.077%,
12/25/2054 1,950,452
0.1
2,000,000
(1)(2)
GCAT Trust 2025-INV2
B3, 7.058%,
05/25/2055 2,052,938
0.1
2,413,992
(1)(3)
Ginnie Mae 2007-
59 SC, 2.068%,
(-1.000*TSFR1M +
6.386%),
07/20/2037 238,565
0.0
194,786
(1)(3)
Ginnie Mae 2008-
40 SA, 1.974%,
(-1.000*TSFR1M +
6.286%),
05/16/2038 9,962
0.0
197,581
(3)
Ginnie Mae 2010-143
JI, 4.000%,
08/16/2039 5,524
0.0
364,987
(3)
Ginnie Mae 2010-4 IP,
5.000%,
01/16/2039 14,799
0.0
378,570
(1)(3)
Ginnie Mae 2010-
4 SL, 1.974%,
(-1.000*TSFR1M +
6.286%),
01/16/2040 37,711
0.0
1,014,861
(1)(3)
Ginnie Mae 2011-
101 BI, 0.650%,
(-1.000*TSFR1M +
6.536%),
11/20/2037 21,561
0.0
79,687
(1)(3)
Ginnie Mae 2011-
101 EI, 6.000%,
(-1.000*TSFR1M +
106.946%),
10/16/2039 14,400
0.0
501,393
(3)
Ginnie Mae 2011-124
KI, 4.000%,
08/20/2039 13,965
0.0
2,625,379
(1)(3)
Ginnie Mae 2011-
25 AS, 1.628%,
(-1.000*TSFR1M +
5.946%),
02/20/2041 191,592
0.0
229,685
(3)
Ginnie Mae 2012-148
IP, 3.500%,
04/20/2041 2,023
0.0
9,907
(3)
Ginnie Mae 2012-149
BI, 3.500%,
10/20/2041 822
0.0
926,050
(3)
Ginnie Mae 2012-39
PI, 4.000%,
03/16/2042 85,468
0.0
2,152,856
(1)(3)
Ginnie Mae 2013-
103 DS, 1.718%,
(-1.000*TSFR1M +
6.036%),
07/20/2043 234,832
0.0
11,796,042
(1)(3)
Ginnie Mae 2013-
130 SB, 0.611%,
(-1.000*TSFR1M +
4.936%),
09/16/2043 490,256
0.0
3,876,431
(1)(3)
Ginnie Mae 2013-
134 DS, 1.668%,
(-1.000*TSFR1M +
5.986%),
09/20/2043 405,069
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
105,227
(3)
Ginnie Mae 2013-44
LI, 4.500%,
01/16/2043 $ 10,745
0.0
339,822
(3)
Ginnie Mae 2013-81
IO, 4.500%,
01/16/2040 16,727
0.0
5,633,168
(1)(3)
Ginnie Mae 2014-
58 SM, 1.674%,
(-1.000*TSFR1M +
5.986%),
04/16/2044 560,659
0.0
1,172,929
(3)
Ginnie Mae 2014-84
PI, 4.500%,
04/20/2043 120,731
0.0
1,219,233
(3)
Ginnie Mae 2015-132
BI, 4.000%,
11/20/2044 160,410
0.0
1,886,055
(1)(3)
Ginnie Mae 2015-
69 IL, 0.200%,
(-1.000*TSFR1M +
6.586%),
07/20/2034 9,397
0.0
131,837
(3)
Ginnie Mae 2015-94
IU, 4.000%,
08/20/2044 18,098
0.0
4,580,105
(1)(3)
Ginnie Mae 2016-
66 ES, 1.618%,
(-1.000*TSFR1M +
5.936%),
05/20/2046 547,865
0.0
253,337
(3)
Ginnie Mae 2016-8 PI,
4.000%,
10/20/2044 28,770
0.0
9,228,878
(1)(3)
Ginnie Mae 2018-
125 HS, 1.818%,
(-1.000*TSFR1M +
6.136%),
09/20/2048 1,121,330
0.1
3,918,910
(1)(3)
Ginnie Mae 2018-
153 SQ, 1.768%,
(-1.000*TSFR1M +
6.086%),
11/20/2048 319,424
0.0
9,534,513
(1)(3)
Ginnie Mae 2018-
93 SJ, 1.768%,
(-1.000*TSFR1M +
6.086%),
07/20/2048 886,157
0.0
118,670
(3)
Ginnie Mae 2019-111
TI, 5.000%,
09/20/2049 25,651
0.0
62,799
(3)
Ginnie Mae 2019-86
GI, 6.500%,
07/20/2049 12,573
0.0
265,529
(3)
Ginnie Mae 2019-86
HI, 5.500%,
07/20/2049 62,412
0.0
9,004,369
(1)(3)
Ginnie Mae 2019-
89 SC, 1.668%,
(-1.000*TSFR1M +
5.986%),
07/20/2049 1,167,366
0.1
17,775,297
(3)
Ginnie Mae 2020-7 EI,
3.500%,
01/20/2050 3,462,845
0.2
20,288,453
(3)
Ginnie Mae 2021-152
ID, 3.000%,
08/20/2051 3,384,861
0.2
36,233,592
(3)
Ginnie Mae 2021-194
IK, 3.000%,
11/20/2051 6,297,011
0.3
19,460,597
(1)(3)
Ginnie Mae 2022-
159 SE, 1.698%,
(-1.000*SOFR30A +
6.000%),
09/20/2052 1,646,415
0.1
15,285,986
(3)
Ginnie Mae 2022-56
IG, 4.500%,
07/20/2050 3,503,044
0.2
18,441,270
(3)
Ginnie Mae 2023-24
ID, 3.500%,
06/20/2050 3,578,849
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,620,302
(1)
Ginnie Mae 2023-
57 S, 4.066%,
(-1.000*SOFR30A +
13.530%),
04/20/2053 $ 9,145,051
0.4
19,722,682
(3)
Ginnie Mae 2023-70
JI, 5.500%,
06/20/2052 3,792,279
0.2
214,568
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 193,106
0.0
340,785
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 306,698
0.0
858,315
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 772,463
0.0
2,148,118
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B2, 3.594%,
05/25/2050 1,895,667
0.1
3,391,055
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.594%,
05/25/2050 2,982,109
0.1
1,479,646
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.019%,
08/25/2049 1,326,259
0.1
56,106
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 53,013
0.0
3,442,051
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.372%,
11/25/2049 3,203,256
0.2
3,560,262
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.372%,
11/25/2049 3,285,047
0.2
406,511
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.973%,
03/25/2050 376,075
0.0
414,622
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.973%,
03/25/2050 383,579
0.0
1,653,890
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.411%,
10/25/2050 1,346,290
0.1
1,560,546
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.651%,
08/25/2051 1,244,451
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,564,755
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ4 B3, 2.614%,
09/25/2051 $ 2,937,245
0.1
4,611,634
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ5 B3, 2.584%,
10/25/2051 3,751,991
0.2
914,591
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.375%,
04/25/2052 763,111
0.0
916,926
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.375%,
04/25/2052 750,780
0.0
2,225,524
(2)
GS Mortgage-Backed
Securities Trust 2021-
PJ9 A4, 2.500%,
02/26/2052 1,804,659
0.1
2,033,609
(2)
GS Mortgage-Backed
Securities Trust 2022-
NQM1 A4, 4.000%,
05/25/2062 1,858,273
0.1
2,924,957
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.885%,
04/25/2054 3,021,138
0.1
979,321
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.079%,
06/25/2054 1,032,499
0.1
1,465,831
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 6.256%,
07/25/2054 1,447,229
0.1
1,955,523
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 6.131%,
08/25/2054 1,948,765
0.1
1,656,999
(1)(2)
GS Mortgage-Backed
Securities Trust 2025-
PJ1 A19, 6.000%,
06/25/2055 1,661,996
0.1
270,358
(1)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.812%, (TSFR1M
+ 0.494%),
09/19/2037 232,971
0.0
563
(1)
HomeBanc Mortgage
Trust 2004-1 2A,
5.294%, (TSFR1M +
0.974%),
08/25/2029 551
0.0
2,930,142
(2)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 2,893,979
0.1
2,600,000
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,996,996
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,262
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
4.854%, (TSFR1M +
0.534%),
04/25/2046 $ 42,866
0.0
49,180
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
4.000%,
08/25/2049 46,710
0.0
962,895
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.450%,
08/25/2049 912,916
0.0
2,333,005
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.450%,
08/25/2049 2,205,784
0.1
1,004,469
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.608%,
06/25/2049 963,544
0.1
2,291,373
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.146%,
05/25/2052 1,861,343
0.1
836,284
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 699,102
0.0
633,277
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 635,781
0.0
818,391
(1)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.701%,
07/25/2035 786,379
0.0
69,650  JP Morgan Mortgage
Trust 2005-S3 1A10,
6.000%,
01/25/2036 31,400
0.0
136,378  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 59,276
0.0
389,145  JP Morgan Mortgage
Trust 2006-S3 1A30,
6.500%,
08/25/2036 120,185
0.0
784,352
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B3,
2.622%,
10/25/2029 745,877
0.0
394,485
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B3,
3.792%,
05/25/2046 375,055
0.0
2,095,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.792%,
05/25/2046 1,565,602
0.1
301,891
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 273,858
0.0
715,289
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 638,569
0.0
1,115,593
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.787%,
08/25/2047 1,041,934
0.1
1,348,425
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B1,
4.921%,
10/26/2048 1,341,105
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
470,396
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B3,
3.779%,
12/25/2048 $ 428,745
0.0
1,328,184
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.779%,
12/25/2048 1,201,478
0.1
918,921
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B5,
3.779%,
12/25/2048 738,109
0.0
1,891,937
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B2,
3.579%,
06/25/2048 1,719,613
0.1
1,957,133
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.701%,
09/25/2048 1,777,386
0.1
397,893
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.715%,
10/25/2048 364,700
0.0
1,569,383
(1)(2)
JP Morgan Mortgage
Trust 2018-5 A13,
3.500%,
10/25/2048 1,420,085
0.1
87,458
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 79,148
0.0
136,609
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A3,
4.000%,
01/25/2049 127,646
0.0
3,335,436
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.046%,
01/25/2049 3,072,554
0.1
839,689
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.228%,
02/25/2049 787,930
0.0
144,881
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 135,944
0.0
285,444
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 269,863
0.0
2,540,828
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B1,
4.450%,
11/25/2049 2,417,015
0.1
64,647
(1)(2)
JP Morgan Mortgage
Trust 2019-6 A3,
3.500%,
12/25/2049 59,184
0.0
851,119
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.203%,
02/25/2050 752,115
0.0
332,696
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 301,449
0.0
863,264
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.393%,
03/25/2050 767,618
0.0
3,416,244
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.905%,
09/25/2049 3,324,880
0.2
204,832
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 187,455
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,727,473
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.356%,
05/25/2050 $ 3,450,869
0.2
1,391,842
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.680%,
12/25/2049 1,348,428
0.1
1,410,889
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.680%,
12/25/2049 1,363,380
0.1
2,467,201
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.341%,
03/25/2050 2,307,700
0.1
5,742,814
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.341%,
03/25/2050 5,337,427
0.3
232,730
(1)(2)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 206,305
0.0
45,436
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 44,832
0.0
234,723
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A5,
3.500%,
06/25/2050 231,620
0.0
2,965,044
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.833%,
10/25/2051 2,361,811
0.1
2,339,152
(1)(2)
JP Morgan Mortgage
Trust 2022-2 B3,
3.125%,
08/25/2052 1,889,993
0.1
975,760
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.310%,
05/25/2054 965,524
0.1
1,746,410
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 1,767,314
0.1
1,086,773
(1)(2)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 1,104,975
0.1
616,090
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 A3,
5.500%,
04/25/2055 612,749
0.0
1,425,557
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 B3,
6.554%,
04/25/2055 1,377,057
0.1
4,800,320
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 A9,
5.500%,
06/25/2055 4,745,752
0.2
1,758,971
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 B3,
6.112%,
06/25/2055 1,657,220
0.1
1,772,789
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.130%,
10/25/2054 1,878,101
0.1
2,679,866
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.130%,
10/25/2054 2,795,959
0.1
2,433,889
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.924%,
12/25/2054 2,509,336
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
407,950
(1)(2)
JP Morgan Trust
2015-3 B3, 3.573%,
05/25/2045 $ 384,051
0.0
1,327,529
(1)(2)
JP Morgan Trust
2015-3 B4, 3.573%,
05/25/2045 1,021,074
0.1
51,869
(1)
Lehman XS Trust
Series 2005-5N 1A2,
4.794%, (TSFR1M +
0.474%),
11/25/2035 52,319
0.0
1,715,975
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.895%,
07/01/2051 1,388,019
0.1
2,666,725
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.315%,
03/25/2052 2,200,286
0.1
2,000,000
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,587,766
0.1
902,686
(1)
Morgan Stanley
Mortgage Loan Trust
2006-9AR A2, 4.734%,
(TSFR1M + 0.414%),
08/25/2036 201,689
0.0
984,609
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.155%,
03/25/2054 1,025,108
0.1
989,550
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.999%,
09/25/2054 1,017,529
0.1
233,872
(1)(2)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 231,466
0.0
1,300,000
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.655%,
(SOFR30A + 3.350%),
04/25/2034 1,324,457
0.1
145,496
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 132,601
0.0
280,923
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 263,513
0.0
212,174
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 191,274
0.0
1,675,352
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 1,361,142
0.1
2,500,000
(1)(2)
OBX Trust 2022-
NQM4 A1B, 3.900%,
04/25/2062 2,351,852
0.1
2,039,829
(1)(2)
Oceanview Mortgage
Trust 2021-1 B3,
2.718%,
05/25/2051 1,623,813
0.1
1,022,152,770
(2)(3)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 5,252,894
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,748  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 $ 10,495
0.0
125,925
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 118,175
0.0
324,050
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 7.005%,
(SOFR30A + 2.700%),
12/27/2033 326,026
0.0
2,114,099
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.888%,
09/25/2049 1,936,919
0.1
1,462,341
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.473%,
02/25/2050 1,320,015
0.1
2,218,328
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 1,798,824
0.1
5,115,854
(1)(2)
RCKT Mortgage Trust
2021-6 B3, 2.794%,
12/25/2051 4,057,728
0.2
802,604
(1)(2)
RCKT Mortgage Trust
2022-3 A21, 3.000%,
05/25/2052 679,714
0.0
598,510
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 576,088
0.0
1,158,064
(1)(2)
Sequoia Mortgage Trust
2017-1 B2, 3.603%,
02/25/2047 1,091,776
0.1
990,183
(1)(2)
Sequoia Mortgage Trust
2018-6 B1, 4.166%,
07/25/2048 945,288
0.0
451,287
(2)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.429%,
03/25/2048 431,744
0.0
1,423,047
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.247%,
06/25/2049 1,370,965
0.1
1,345,617
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.247%,
06/25/2049 1,258,100
0.1
1,816,804
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.710%,
12/25/2049 1,666,637
0.1
1,817,639
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.710%,
12/25/2049 1,652,665
0.1
670,305
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.920%,
03/25/2049 657,440
0.0
15,799
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 15,709
0.0
140,596
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 132,704
0.0
1,748,575
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.499%,
09/25/2049 1,673,590
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
160,213
(1)(2)
Sequoia Mortgage Trust
2020-1 A1, 3.500%,
02/25/2050 $ 146,109
0.0
1,322,090
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.632%,
03/25/2050 1,176,709
0.1
518,061
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.651%,
05/25/2051 422,586
0.0
1,147,602
(1)(2)
Sequoia Mortgage Trust
2021-5 B3, 3.051%,
07/25/2051 951,243
0.0
1,015,924
(1)(2)
Sequoia Mortgage Trust
2022-1 B3, 2.944%,
02/25/2052 839,428
0.0
2,126,115
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 2,133,192
0.1
1,227,565
(2)
Sequoia Mortgage Trust
2024-4 A19, 6.000%,
05/25/2054 1,231,651
0.1
1,406,498
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 1,390,595
0.1
1,841,785
(2)
Sequoia Mortgage Trust
2025-1 A19, 6.000%,
01/25/2055 1,849,112
0.1
2,420,597
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.621%,
10/25/2047 2,242,357
0.1
1,825,925
(1)(2)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.621%,
10/25/2047 1,698,795
0.1
2,000,000
(1)(2)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 1,575,232
0.1
17,494
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.713%,
03/25/2035 15,882
0.0
1,980,873
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 7.205%,
(SOFR30A + 2.900%),
02/25/2034 1,990,601
0.1
2,347,326
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.216%,
12/25/2051 1,926,058
0.1
50,457,840
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 X, 0.277%,
01/25/2045 507
0.0
19,351,782
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR2 X, 0.157%,
01/25/2045 194
0.0
9,411
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.755%,
10/25/2036 8,659
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,101
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
4.037%,
10/25/2036 $ 43,048
0.0
240,017
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.179%,
11/25/2036 213,883
0.0
61,607
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.252%,
12/25/2036 55,998
0.0
308,756
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.826%,
03/25/2037 259,560
0.0
439,097
(1)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
5.346%,
07/25/2034 412,169
0.0
91,834
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.489%,
06/25/2034 90,029
0.0
62,454
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.179%,
11/25/2036 55,654
0.0
347,575
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.334%,
(TSFR1M + 1.014%),
11/25/2035 317,032
0.0
408,322  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 384,162
0.0
528,664
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-5 2CB2, 5.034%,
(TSFR1M + 0.714%),
07/25/2036 339,302
0.0
1,440,955
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR5 3A, 5.339%,
(12MTA + 0.940%),
07/25/2046 883,324
0.0
598,708
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.359%,
(12MTA + 0.960%),
08/25/2046 342,737
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
368,484  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 $ 358,241
0.0
80,491  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 75,246
0.0
16,066
(1)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.864%, (TSFR1M
+ 0.544%),
06/25/2037 14,034
0.0
1,200,828
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.646%,
07/25/2047 1,080,204
0.1
273,517
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR12 1A1,
7.389%,
09/25/2036 250,502
0.0
61,914
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.684%,
12/28/2037 56,376
0.0
1,380,935
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.517%,
09/25/2049 961,068
0.0
1,769,459
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.368%,
12/25/2049 1,547,512
0.1
2,581,703
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.153%,
07/25/2050 2,307,355
0.1
1,798,924
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.697%,
12/25/2050 1,356,987
0.1
311,956
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.753%,
08/20/2045 288,644
0.0
Total Collateralized
Mortgage Obligations
(Cost $624,075,015)
599,322,140
28.3
CORPORATE BONDS/NOTES : 19.4%
Basic Materials : 1.4%
1,965,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 1,975,519
0.1
1,881,000  Albemarle Corp.,
4.650%,
06/01/2027 1,875,189
0.1
1,500,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 1,410,000
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
680,000
(2)
Avient Corp., 6.250%,
11/01/2031 $ 686,782
0.0
405,000
(2)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 427,493
0.0
150,000
(2)(5)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 142,189
0.0
1,115,000
(2)
Capstone Copper Corp.,
6.750%,
03/31/2033 1,142,411
0.1
475,000
(2)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 436,651
0.0
255,000
(2)(5)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 218,373
0.0
305,000
(2)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 300,557
0.0
590,000
(2)(5)
Constellium SE,
5.625%,
06/15/2028 586,917
0.0
1,075,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 1,098,650
0.1
1,400,000
(2)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 1,451,576
0.1
625,000
(2)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 654,531
0.0
1,328,000
(2)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 1,364,852
0.1
1,704,000  Ecolab, Inc., 4.300%,
06/15/2028 1,716,324
0.1
625,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 621,506
0.0
9,250
(2)
Innophos Holdings, Inc.,
11.500%,
06/15/2029 9,349
0.0
1,115,000
(2)
New Gold, Inc., 6.875%,
04/01/2032 1,149,835
0.1
2,075,000
(2)
Nexa Resources SA,
6.600%,
04/08/2037 2,090,314
0.1
1,650,000
(2)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,729,873
0.1
135,000
(2)
Novelis Corp., 3.250%,
11/15/2026 132,928
0.0
405,000
(2)
Novelis Corp., 3.875%,
08/15/2031 364,237
0.0
170,000
(2)
Novelis Corp., 4.750%,
01/30/2030 163,115
0.0
455,000
(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 420,196
0.0
700,000
(2)
OCP SA, 6.700%,
03/01/2036 705,136
0.0
975,000
(2)
OCP SA, 6.750%,
05/02/2034 1,011,114
0.1
200,000
(2)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 190,323
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
200,000
(2)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 $ 203,780
0.0
982,000  Rio Tinto Finance
USA PLC, 4.500%,
03/14/2028 989,996
0.0
2,025,000
(2)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 1,987,031
0.1
540,000
(2)
SPCM SA, 3.125%,
03/15/2027 526,101
0.0
1,115,000
(2)(5)
Tronox, Inc., 4.625%,
03/15/2029 963,102
0.0
1,150,000
(2)
Windfall Mining Group,
Inc. / Groupe Minier
Windfall, Inc., 5.854%,
05/13/2032 1,175,496
0.1
29,921,446
1.4
Communications : 1.0%
540,000
(2)
Arches Buyer, Inc.,
6.125%,
12/01/2028 497,128
0.0
1,200,000
(2)
C&W Senior Finance
Ltd., 9.000%,
01/15/2033 1,228,800
0.1
540,000
(2)
Cablevision Lightpath
LLC, 5.625%,
09/15/2028 522,167
0.0
1,180,000
(2)(5)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 1,125,725
0.1
895,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 834,022
0.1
675,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 669,242
0.0
690,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 688,253
0.0
205,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 205,055
0.0
2,218,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 2,247,948
0.1
1,115,000
(2)
CommScope, Inc.,
4.750%,
09/01/2029 1,089,950
0.1
810,000
(2)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 815,166
0.1
455,000
(2)
GCI LLC, 4.750%,
10/15/2028 440,248
0.0
1,500,000
(5)
Lamar Media Corp.,
4.000%,
02/15/2030 1,434,177
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
775,000
(2)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 $ 666,500
0.0
515,000
(2)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 524,395
0.0
810,000
(2)(5)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 790,985
0.0
455,000
(2)(5)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 434,899
0.0
585,000
(1)
Paramount Global,
6.375%,
03/30/2062 575,278
0.0
675,000
(2)
Sinclair Television
Group, Inc., 8.125%,
02/15/2033 682,483
0.0
1,265,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 1,255,055
0.1
575,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 550,600
0.0
1,681,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 1,589,185
0.1
810,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 808,536
0.0
285,000
(2)
Viasat, Inc., 7.500%,
05/30/2031 247,160
0.0
1,015,000
(2)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 1,063,863
0.1
20,986,820
1.0
Consumer, Cyclical : 2.5%
540,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 503,776
0.0
810,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 831,472
0.1
205,000
(2)(5)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 215,597
0.0
185,000
(2)
Allison Transmission,
Inc., 3.750%,
01/30/2031 169,683
0.0
420,000
(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 424,600
0.0
525,000
(2)(5)
American Airlines, Inc.,
7.250%,
02/15/2028 536,510
0.0
56,667
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 56,572
0.0
1,928,000  American Honda
Finance Corp., GMTN,
4.400%,
10/05/2026 1,930,291
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
2,014,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 $ 1,943,245
0.1
355,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 350,391
0.0
320,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 310,064
0.0
625,000
(2)(5)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 596,987
0.0
610,000
(2)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 632,086
0.0
895,000
(2)
Carnival Corp., 6.000%,
05/01/2029 904,905
0.1
878,149
(2)(6)
Carvana Co., 9.000%
(PIK Rate 12.000%,
Cash Rate 9.000%),
12/01/2028 901,616
0.1
610,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 611,973
0.0
675,000
(2)
CD&R Smokey Buyer,
Inc. / Radio Systems
Corp., 9.500%,
10/15/2029 550,896
0.0
475,000
(2)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 495,521
0.0
1,015,000
(2)
eG Global Finance PLC,
12.000%,
11/30/2028 1,121,554
0.1
1,535,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,500,885
0.1
490,000
(2)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 449,857
0.0
150,000
(2)
Gap, Inc., 3.625%,
10/01/2029 139,500
0.0
405,000
(2)
Gap, Inc., 3.875%,
10/01/2031 364,026
0.0
410,000
(2)
Gates Corp., 6.875%,
07/01/2029 426,243
0.0
3,262,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 3,248,775
0.2
550,000
(2)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 565,806
0.0
1,115,000
(2)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 1,136,774
0.1
990,000  Home Depot, Inc.,
4.875%,
06/25/2027 1,006,106
0.1
1,993,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 1,934,397
0.1
2,940,000  Honda Motor Co. Ltd.,
4.436%,
07/08/2028 2,944,059
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,877,000
(2)
Hyundai Capital
America, 5.650%,
06/26/2026 $ 1,896,241
0.1
1,892,000
(2)
Hyundai Capital
America, 5.950%,
09/21/2026 1,922,102
0.1
440,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 440,480
0.0
490,000
(2)
Interface, Inc., 5.500%,
12/01/2028 483,300
0.0
200,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 200,015
0.0
610,000
(2)
International Game
Technology PLC,
5.250%,
01/15/2029 604,912
0.0
1,575,000
(2)
LG Energy Solution
Ltd., 5.875%,
04/02/2035 1,565,542
0.1
490,000
(2)
Lithia Motors, Inc.,
4.375%,
01/15/2031 466,262
0.0
3,086,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 3,041,388
0.2
150,000  M/I Homes, Inc.,
3.950%,
02/15/2030 140,929
0.0
355,000  M/I Homes, Inc.,
4.950%,
02/01/2028 352,995
0.0
220,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 175,948
0.0
590,000
(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 563,255
0.0
270,000  MGM Resorts
International, 4.625%,
09/01/2026 269,820
0.0
270,000  MGM Resorts
International, 4.750%,
10/15/2028 266,930
0.0
150,000
(5)
MGM Resorts
International, 6.500%,
04/15/2032 152,541
0.0
440,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 432,819
0.0
135,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 135,158
0.0
25,000
(2)
NCL Corp. Ltd.,
5.875%,
03/15/2026 25,130
0.0
1,115,000
(2)(5)
NCL Corp. Ltd.,
6.750%,
02/01/2032 1,139,813
0.1
1,115,000  Newell Brands, Inc.,
6.375%,
09/15/2027 1,133,455
0.1
325,000
(2)
Newell Brands, Inc.,
8.500%,
06/01/2028 342,131
0.0
475,000
(2)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 501,869
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,305,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 $ 1,313,530
0.1
290,000
(2)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 291,953
0.0
555,000
(5)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 570,250
0.0
505,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 487,062
0.0
540,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 541,910
0.0
645,000
(2)
Station Casinos LLC,
4.500%,
02/15/2028 632,893
0.0
420,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 382,294
0.0
100,000
(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 95,713
0.0
1,174,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 1,168,199
0.1
1,025,000
(2)(5)
Victoria's Secret & Co.,
4.625%,
07/15/2029 957,741
0.1
1,030,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,031,219
0.1
150,000
(2)
Viking Cruises Ltd.,
7.000%,
02/15/2029 151,409
0.0
1,000,000
(2)
Voyager Parent LLC,
9.250%,
07/01/2032 1,041,052
0.1
590,000
(2)
William Carter Co.,
5.625%,
03/15/2027 586,822
0.0
640,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 640,914
0.0
290,000
(2)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 291,145
0.0
53,241,308
2.5
Consumer, Non-cyclical : 3.0%
575,000
(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 571,663
0.0
370,000
(2)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 361,117
0.0
355,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 336,707
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
390,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 $ 389,923
0.0
405,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
6.250%,
03/15/2033 417,873
0.0
490,000
(2)(5)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 457,326
0.0
3,208,000  Amgen, Inc., 5.150%,
03/02/2028 3,278,797
0.2
255,000
(2)
APi Group DE, Inc.,
4.125%,
07/15/2029 243,315
0.0
285,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 280,859
0.0
440,000
(2)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 459,800
0.0
1,965,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 1,984,749
0.1
925,000
(2)
Belron UK Finance
PLC, 5.750%,
10/15/2029 933,388
0.1
210,000
(2)
Brink's Co., 6.500%,
06/15/2029 216,622
0.0
210,000
(2)
Brink's Co., 6.750%,
06/15/2032 218,856
0.0
1,931,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 1,941,701
0.1
675,000
(2)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 652,935
0.0
675,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 599,196
0.0
615,000
(2)(5)
Cimpress PLC, 7.375%,
09/15/2032 587,788
0.0
450,000
(2)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 466,476
0.0
505,000
(2)
CPI CG, Inc., 10.000%,
07/15/2029 534,669
0.0
185,000
(2)
DaVita, Inc., 3.750%,
02/15/2031 168,388
0.0
745,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 714,303
0.1
1,888,000
(2)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 1,918,082
0.1
1,504,000  Eli Lilly & Co., 4.550%,
02/12/2028 1,524,189
0.1
1,115,000
(2)(5)
Embecta Corp.,
5.000%,
02/15/2030 1,008,573
0.1
690,000
(5)
Encompass Health
Corp., 4.750%,
02/01/2030 681,784
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
505,000
(2)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 $ 536,459
0.0
440,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 440,040
0.0
835,000
(2)
Grifols SA, 4.750%,
10/15/2028 803,230
0.1
675,000
(2)
Jazz Securities DAC,
4.375%,
01/15/2029 652,480
0.0
1,167,000
(2)
JBS USA Holding Lux
Sarl / JBS USA Foods
Group Holdings, Inc.
/ JBS USA Food Co.,
5.500%,
01/15/2036 1,169,445
0.1
1,443,000  Johnson & Johnson,
4.550%,
03/01/2028 1,467,772
0.1
135,000
(2)
LifePoint Health, Inc.,
8.375%,
02/15/2032 143,958
0.0
675,000
(2)
LifePoint Health, Inc.,
10.000%,
06/01/2032 697,218
0.0
540,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 518,365
0.0
475,000
(2)
Medline Borrower L.P.,
5.250%,
10/01/2029 471,644
0.0
1,000,000
(5)
Minerva Luxembourg
SA, 4.375%,
03/18/2031 891,400
0.1
1,000,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 1,083,750
0.1
505,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 492,334
0.0
400,000  New Albertsons L.P.,
7.450%,
08/01/2029 427,812
0.0
745,000
(2)(5)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 647,171
0.0
660,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 666,772
0.0
455,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 437,830
0.0
630,000
(2)
Post Holdings, Inc.,
6.250%,
10/15/2034 635,153
0.0
130,000
(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 131,510
0.0
745,000
(2)(5)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 746,837
0.1
515,000
(2)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 499,815
0.0
1,988,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 2,006,598
0.1
1,215,000
(2)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 1,218,089
0.1
1,115,000
(2)(5)
Select Medical Corp.,
6.250%,
12/01/2032 1,122,394
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,115,000  Service Corp.
International, 5.750%,
10/15/2032 $ 1,127,765
0.1
195,000
(2)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 202,643
0.0
1,115,000
(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 1,053,701
0.1
2,080,000  Smith & Nephew PLC,
5.150%,
03/20/2027 2,105,699
0.1
3,953,000  Solventum Corp.,
5.450%,
02/25/2027 4,019,131
0.2
360,000
(2)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 375,009
0.0
475,000
(2)(5)
Star Parent, Inc.,
9.000%,
10/01/2030 500,208
0.0
1,243,000  Stryker Corp., 3.650%,
03/07/2028 1,227,219
0.1
1,075,000  Stryker Corp., 4.700%,
02/10/2028 1,089,853
0.1
555,000
(2)
Surgery Center
Holdings, Inc., 7.250%,
04/15/2032 566,245
0.0
430,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 420,403
0.0
185,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 179,557
0.0
440,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 439,582
0.0
685,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 697,764
0.0
675,000
(2)
United Natural
Foods, Inc., 6.750%,
10/15/2028 666,874
0.0
185,000
(5)
United Rentals North
America, Inc., 3.750%,
01/15/2032 170,067
0.0
475,000
(5)
United Rentals North
America, Inc., 4.875%,
01/15/2028 473,426
0.0
390,000
(2)(5)
United Rentals North
America, Inc., 6.125%,
03/15/2034 402,196
0.0
1,765,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 1,717,535
0.1
985,000
(2)
US Foods, Inc., 5.750%,
04/15/2033 986,429
0.1
1,115,000
(2)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 1,159,122
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,097,000  Zimmer Biomet
Holdings, Inc., 4.700%,
02/19/2027 $ 4,120,855
0.2
62,558,438
3.0
Energy : 2.0%
340,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 337,675
0.0
475,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 474,716
0.0
430,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 431,692
0.0
73,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 73,122
0.0
575,000
(2)(5)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 576,337
0.0
555,000
(2)
Baytex Energy Corp.,
8.500%,
04/30/2030 555,739
0.0
540,000
(2)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 527,710
0.0
320,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 321,531
0.0
370,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 384,259
0.0
1,727,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 1,751,376
0.1
185,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 178,797
0.0
320,000
(2)
DT Midstream, Inc.,
4.375%,
06/15/2031 306,638
0.0
555,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 567,834
0.0
500,000  Ecopetrol SA, 6.875%,
04/29/2030 495,500
0.0
1,030,000  Ecopetrol SA, 8.375%,
01/19/2036 995,238
0.1
1,589,000  Enbridge, Inc., 4.600%,
06/20/2028 1,601,322
0.1
610,000
(2)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 627,176
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
503,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 $ 520,434
0.0
2,725,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 2,782,672
0.2
2,303,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 2,313,908
0.1
455,000
(2)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 478,886
0.0
285,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 281,469
0.0
305,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 296,786
0.0
305,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 295,279
0.0
1,140,000
(2)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 1,199,779
0.1
1,600,000
(2)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
7.750%,
11/05/2038 1,681,600
0.1
3,289,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 3,177,678
0.2
525,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 529,783
0.0
525,000
(2)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 543,402
0.0
135,000
(2)
Matador Resources Co.,
6.500%,
04/15/2032 135,159
0.0
530,000
(2)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 515,923
0.0
1,015,000
(2)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 1,051,919
0.1
400,000
(2)
ORLEN SA, 6.000%,
01/30/2035 411,450
0.0
555,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 557,520
0.0
205,000
(2)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 207,035
0.0
1,000,000  Petroleos del Peru SA,
4.750%,
06/19/2032 777,185
0.1
3,300,000  Petroleos Mexicanos,
6.500%,
03/13/2027 3,285,150
0.2
1,475,000
(2)
Pluspetrol Camisea SA
/ Pluspetrol Lote 56 SA,
6.240%,
07/03/2036 1,521,315
0.1
400,000
(2)
Raizen Fuels Finance
SA, 5.700%,
01/17/2035 376,000
0.0
625,000
(2)
Raizen Fuels Finance
SA, 6.250%,
07/08/2032 620,313
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,000,000
(2)
Raizen Fuels Finance
SA, 6.700%,
02/25/2037 $ 982,500
0.1
1,015,000
(2)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,039,204
0.1
150,000
(2)
Sunoco L.P., 7.000%,
05/01/2029 156,314
0.0
215,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 208,877
0.0
465,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 447,472
0.0
1,555,000
(2)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
6.000%,
03/01/2027 1,555,655
0.1
255,000
(2)
Talos Production, Inc.,
9.000%,
02/01/2029 261,264
0.0
340,000
(2)
Talos Production, Inc.,
9.375%,
02/01/2031 347,400
0.0
265,125
(2)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 265,733
0.0
72,381
(2)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 73,576
0.0
540,000
(2)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 500,211
0.0
620,000
(2)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 627,309
0.1
590,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 610,160
0.0
525,000
(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 545,659
0.0
41,388,641
2.0
Financial : 4.7%
265,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 257,863
0.0
505,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 522,010
0.0
240,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 250,454
0.0
515,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 525,222
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
540,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 $ 557,315
0.0
285,000  Ally Financial, Inc.,
5.750%,
11/20/2025 285,672
0.0
235,000
(5)
Ally Financial, Inc.,
6.700%,
02/14/2033 244,986
0.0
1,892,000
(1)
American Express Co.,
5.098%,
02/16/2028 1,914,161
0.1
3,343,000
(1)
American Express Co.,
5.389%,
07/28/2027 3,376,941
0.2
3,543,000  American Tower Corp.,
3.650%,
03/15/2027 3,500,913
0.2
553,000  American Tower Corp.,
5.250%,
07/15/2028 567,123
0.0
1,535,000  Aon North America, Inc.,
5.125%,
03/01/2027 1,553,797
0.1
1,589,000
(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 1,513,062
0.1
1,950,000
(1)(2)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 1,992,705
0.1
984,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 1,031,045
0.1
3,040,000
(1)
Bank of America Corp.,
1.734%,
07/22/2027 2,955,440
0.1
3,781,000
(1)
Bank of America Corp.,
3.705%,
04/24/2028 3,737,443
0.2
1,938,000
(1)
Bank of America Corp.,
4.376%,
04/27/2028 1,938,313
0.1
1,266,000
(1)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 1,186,856
0.1
3,683,000
(1)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 3,580,637
0.2
1,282,000
(1)
Bank of New York
Mellon Corp., 4.441%,
06/09/2028 1,289,253
0.1
555,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 548,831
0.0
1,673,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 1,687,618
0.1
420,000
(2)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 419,946
0.0
2,213,000
(1)(2)
CaixaBank SA, 4.634%,
07/03/2029 2,219,002
0.1
3,172,000
(1)
Capital One Financial
Corp., 1.878%,
11/02/2027 3,064,802
0.1
2,986,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 2,947,673
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,011,000
(1)
Deutsche Bank AG/
New York NY, 2.311%,
11/16/2027 $ 1,951,763
0.1
565,000
(2)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 577,113
0.0
290,000
(2)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 321,810
0.0
500,000
(2)
Freedom Mortgage
Holdings LLC, 8.375%,
04/01/2032 505,786
0.0
120,000
(2)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 123,844
0.0
1,990,000
(1)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 1,933,341
0.1
1,115,000
(2)(5)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 1,105,271
0.1
1,045,000
(2)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,031,464
0.1
985,000
(2)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 995,019
0.0
1,976,000
(1)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 1,931,490
0.1
2,019,000
(1)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 2,025,428
0.1
1,889,000
(1)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 1,907,520
0.1
1,891,000
(1)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 1,930,550
0.1
4,002,000
(1)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 4,090,044
0.2
2,149,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 2,151,939
0.1
135,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 133,182
0.0
455,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 443,336
0.0
1,877,000
(1)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 1,905,853
0.1
1,612,000  Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 1,624,519
0.1
3,000,000
(1)(2)
MF1 Multi-Family
Housing Mortgage Loan
Trust 2024-FL15 A,
6.003%, (TSFR1M +
1.688%),
08/18/2041 3,011,908
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
200,000
(2)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 $ 185,250
0.0
315,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 312,297
0.0
1,988,000
(1)
Morgan Stanley,
2.475%,
01/21/2028 1,930,275
0.1
3,407,000
(1)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 3,305,713
0.2
390,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 388,708
0.0
590,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 600,077
0.0
235,000  Navient Corp., 5.000%,
03/15/2027 234,213
0.0
540,000  OneMain Finance
Corp., 5.375%,
11/15/2029 531,547
0.0
76,000  OneMain Finance
Corp., 7.125%,
03/15/2026 77,172
0.0
555,000
(2)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 576,870
0.0
575,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 591,711
0.0
1,115,000
(2)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 1,144,269
0.1
405,000
(2)(5)
PRA Group, Inc.,
5.000%,
10/01/2029 373,639
0.0
625,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 647,370
0.0
1,035,000
(2)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,060,306
0.1
2,602,000
(1)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 2,613,508
0.1
1,159,000
(1)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 1,166,461
0.1
660,000
(2)
Ryan Specialty LLC,
5.875%,
08/01/2032 665,614
0.0
1,675,000
(1)(2)
Scotiabank Peru SAA,
6.100%,
10/01/2035 1,699,455
0.1
1,666,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 1,687,261
0.1
1,985,000
(1)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 1,940,978
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
770,000
(2)
Trust Fibra Uno,
7.700%,
01/23/2032 $ 804,891
0.0
515,000
(2)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 540,822
0.0
1,960,000
(1)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 1,933,061
0.1
1,781,000
(1)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 1,754,270
0.1
100,136,001
4.7
Industrial : 2.0%
440,000
(2)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 456,275
0.0
1,532,000  AGCO Corp., 5.450%,
03/21/2027 1,551,495
0.1
1,266,000  Amphenol Corp.,
4.375%,
06/12/2028 1,275,011
0.1
1,075,000
(2)
Amsted Industries, Inc.,
6.375%,
03/15/2033 1,093,385
0.1
615,000
(2)
Arcosa, Inc., 6.875%,
08/15/2032 638,644
0.0
1,220,000  Avnet, Inc., 6.250%,
03/15/2028 1,268,425
0.1
320,000
(2)
Bombardier, Inc.,
7.500%,
02/01/2029 336,230
0.0
38,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 38,243
0.0
135,000
(2)
Bombardier, Inc.,
8.750%,
11/15/2030 146,317
0.0
420,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 7.500%,
02/01/2032 416,596
0.0
895,000
(2)(5)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 920,483
0.1
525,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 520,835
0.0
1,282,000  Caterpillar Financial
Services Corp., 4.400%,
03/03/2028 1,291,772
0.1
1,000,000
(1)(2)
Cemex SAB de CV,
7.200%,
12/31/2199 1,013,500
0.1
490,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 502,376
0.0
1,115,000
(2)
Clydesdale Acquisition
Holdings, Inc., 6.750%,
04/15/2032 1,144,987
0.1
1,115,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,141,116
0.1
1,069,000
(2)(5)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 1,056,417
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,359,000  GATX Corp., 5.400%,
03/15/2027 $ 1,378,321
0.1
505,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 490,184
0.0
305,000
(2)
GFL Environmental,
Inc., 4.375%,
08/15/2029 296,415
0.0
220,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 219,329
0.0
235,000
(2)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 239,713
0.0
690,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 689,185
0.0
660,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 637,644
0.0
2,946,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 2,995,795
0.1
455,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 455,000
0.0
1,589,000  John Deere Capital
Corp. I, 4.250%,
06/05/2028 1,598,749
0.1
1,589,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 1,593,543
0.1
590,000
(2)
Madison IAQ LLC,
5.875%,
06/30/2029 580,795
0.0
775,000
(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 795,198
0.0
695,000  Park-Ohio Industries,
Inc., 6.625%,
04/15/2027 679,333
0.0
2,075,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 2,099,163
0.1
1,750,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 1,795,290
0.1
1,125,000
(2)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 1,157,563
0.1
1,612,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 1,654,631
0.1
490,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 478,560
0.0
285,000
(2)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 289,357
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
590,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 $ 538,367
0.0
610,000
(2)(5)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 640,028
0.0
455,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 408,368
0.0
285,000
(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 270,028
0.0
645,000
(2)
TransDigm, Inc.,
6.000%,
01/15/2033 648,921
0.0
370,000
(2)
TransDigm, Inc.,
6.625%,
03/01/2032 383,558
0.0
1,896,000  Veralto Corp., 5.500%,
09/18/2026 1,919,097
0.1
1,957,000  Waste Management,
Inc., 4.950%,
07/03/2027 1,991,096
0.1
725,000
(2)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 754,448
0.0
440,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 426,462
0.0
42,916,248
2.0
Technology : 1.1%
568,000  Accenture Capital, Inc.,
3.900%,
10/04/2027 566,427
0.0
860,000  Advanced Micro
Devices, Inc., 4.319%,
03/24/2028 866,478
0.1
540,000
(2)
Amentum Escrow Corp.,
7.250%,
08/01/2032 556,123
0.0
1,911,000  Analog Devices, Inc.,
4.250%,
06/15/2028 1,920,169
0.1
1,944,000  Broadcom, Inc.,
4.150%,
02/15/2028 1,938,710
0.1
1,921,000  Broadcom, Inc.,
4.800%,
04/15/2028 1,949,231
0.1
800,000
(2)
CACI International, Inc.,
6.375%,
06/15/2033 826,558
0.1
2,786,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 2,790,658
0.1
810,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 818,066
0.0
800,000
(2)
CoreWeave, Inc.,
9.250%,
06/01/2030 818,547
0.1
340,000
(2)
Entegris Escrow Corp.,
5.950%,
06/15/2030 345,734
0.0
235,000
(2)(5)
Entegris, Inc., 3.625%,
05/01/2029 222,915
0.0
645,000
(2)
Fair Isaac Corp.,
6.000%,
05/15/2033 652,524
0.0
3,173,000  Fiserv, Inc., 5.150%,
03/15/2027 3,215,856
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
700,000
(2)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 $ 734,207
0.0
270,000
(2)
Open Text Corp.,
3.875%,
12/01/2029 254,588
0.0
540,000
(2)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 510,862
0.0
535,000
(2)(5)
Playtika Holding Corp.,
4.250%,
03/15/2029 486,007
0.0
791,000  Synopsys, Inc., 4.650%,
04/01/2028 799,212
0.0
825,000
(2)
UKG, Inc., 6.875%,
02/01/2031 856,515
0.1
1,763,000  VMware LLC, 3.900%,
08/21/2027 1,748,181
0.1
22,877,568
1.1
Utilities : 1.7%
1,282,000  AES Corp., 5.450%,
06/01/2028 1,310,398
0.1
1,246,610
(2)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 1,139,090
0.1
376,335  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 343,876
0.0
2,257,000  Alabama Power Co.,
3.750%,
09/01/2027 2,246,970
0.1
1,015,000
(2)
Alpha Generation LLC,
6.750%,
10/15/2032 1,046,983
0.0
1,856,000  Ameren Corp., 5.700%,
12/01/2026 1,886,299
0.1
2,748,000  Ameren Illinois Co.,
3.800%,
05/15/2028 2,728,003
0.1
320,000
(2)
Calpine Corp., 4.500%,
02/15/2028 317,606
0.0
270,000
(2)
Calpine Corp., 5.000%,
02/01/2031 267,284
0.0
440,000
(2)
Calpine Corp., 5.125%,
03/15/2028 439,782
0.0
1,397,000
(2)
Capital Power US
Holdings, Inc., 5.257%,
06/01/2028 1,416,206
0.1
1,075,256
(2)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 1,080,901
0.0
1,225,000
(2)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 1,225,000
0.1
1,700,000
(2)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 1,677,220
0.1
1,397,000  Eversource Energy,
2.900%,
03/01/2027 1,363,446
0.1
1,105,000  Georgia Power Co.,
5.004%,
02/23/2027 1,121,073
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
540,000
(2)
Lightning Power LLC,
7.250%,
08/15/2032 $ 568,674
0.0
2,026,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 2,024,925
0.1
1,696,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 1,707,286
0.1
480,000
(2)
NRG Energy, Inc.,
6.000%,
02/01/2033 485,084
0.0
520,000
(2)
NRG Energy, Inc.,
6.250%,
11/01/2034 530,126
0.0
3,285,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 3,401,135
0.2
1,890,000  Sempra Energy,
5.400%,
08/01/2026 1,908,800
0.1
2,950,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 2,445,551
0.1
320,000
(2)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 312,095
0.0
505,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 505,797
0.0
235,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 235,308
0.0
320,000
(2)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 340,337
0.0
1,251,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 1,163,938
0.1
35,239,193
1.7
Total Corporate Bonds/
Notes
(Cost $406,071,566)
409,265,663
19.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 17.7%
5,000,000
(1)(2)
ARDN Mortgage Trust
2025-ARCP A, 6.050%,
(TSFR1M + 1.750%),
06/15/2035 5,011,616
0.2
1,958,851
(1)(2)
AREIT LLC 2023-CRE8
A, 6.426%, (TSFR1M +
2.112%),
08/17/2041 1,966,030
0.1
5,000,000
(1)(2)
AREIT Ltd. 2025-
CRE10 A, 5.702%,
(TSFR1M + 1.388%),
12/17/2029 4,992,900
0.2
3,500,000
(1)(2)
ARES1 2024-IND2 A,
5.755%, (TSFR1M +
1.443%),
10/15/2034 3,508,050
0.2
1,500,000
(2)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 1,539,299
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,600,000
(2)
Atrium Hotel Portfolio
Trust 2024-ATRM A,
5.590%,
11/10/2029 $ 1,633,428
0.1
3,400,000
(2)
Atrium Hotel Portfolio
Trust 2024-ATRM B,
6.090%,
11/10/2029 3,427,596
0.2
2,500,000
(1)(2)
BAHA Trust 2024-MAR
A, 6.171%,
12/10/2041 2,591,636
0.1
2,500,000
(1)(2)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 2,617,488
0.1
2,000,000
(1)(2)
BAMLL Trust 2025-
ASHF A, 6.162%,
(TSFR1M + 1.850%),
02/15/2042 2,003,834
0.1
1,000,000
(1)(2)
BAMLL Trust 2025-
ASHF B, 6.662%,
(TSFR1M + 2.350%),
02/15/2042 1,000,320
0.1
685,000
(1)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 607,032
0.0
5,320,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.631%,
05/15/2050 116,327
0.0
16,600,000
(1)(2)(3)
BANK 2017-BNK6 XE,
1.500%,
07/15/2060 447,117
0.0
9,278,631
(1)(3)
BANK 2019-BN16 XA,
1.091%,
02/15/2052 236,671
0.0
48,103,775
(1)(3)
BANK 2019-BN17 XA,
1.150%,
04/15/2052 1,473,457
0.1
56,921,244
(1)(3)
BANK 2019-BN22 XA,
0.694%,
11/15/2062 1,247,628
0.1
2,500,000
(1)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 2,482,010
0.1
2,000,000  BANK5 2025-5YR15
C, 5.806%,
06/15/2030 2,001,164
0.1
1,000,000
(1)
BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 1,002,151
0.1
1,300,000
(1)
BBCMS Mortgage Trust
2025-5C34 B, 6.542%,
05/15/2058 1,368,680
0.1
9,907,304
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.330%,
07/15/2054 527,193
0.0
2,000,000
(1)(2)
BDS LLC 2024-FL13
A, 5.894%, (TSFR1M +
1.576%),
09/19/2039 2,004,557
0.1
964,881
(1)(2)
BDS Ltd. 2021-FL10
A, 5.779%, (TSFR1M +
1.464%),
12/16/2036 965,140
0.0
95,903,501
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.562%,
05/15/2053 1,006,258
0.1
43,523,556
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.382%,
03/15/2062 1,595,343
0.1
42,285,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B10 XB,
1.076%,
03/15/2062 1,283,842
0.1
39,353,772
(1)(3)
Benchmark Mortgage
Trust 2019-B12 XA,
1.203%,
08/15/2052 1,074,273
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,090,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 $ 1,992,365
0.1
7,330,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
2.159%,
03/15/2052 442,307
0.0
950,000
(1)
Benchmark Mortgage
Trust 2020-B16 AM,
2.944%,
02/15/2053 856,467
0.0
17,318,297
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.252%,
03/15/2054 727,293
0.0
9,721,784
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.367%,
08/15/2054 521,524
0.0
1,853,994
(1)(2)
BFLD Mortgage
Trust 2024-WRHS A,
5.804%, (TSFR1M +
1.492%),
08/15/2026 1,856,555
0.1
2,100,000
(1)(2)
BIG Commercial
Mortgage Trust 2022-
BIG B, 6.053%,
(TSFR1M + 1.741%),
02/15/2039 2,072,422
0.1
2,653,000
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 2,248,906
0.1
3,002,000
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.364%,
05/25/2052 2,484,022
0.1
2,500,000
(1)
BMO Mortgage Trust
2024-5C7 A3, 5.566%,
11/15/2057 2,581,339
0.1
3,500,000  BMO Mortgage Trust
2025-5C10 A3,
5.578%,
05/15/2058 3,629,211
0.2
2,500,000
(1)
BMO Mortgage Trust
2025-5C10 B, 6.445%,
05/15/2058 2,618,226
0.1
4,100,000
(1)(2)
BMP 2024-MF23 C,
6.153%, (TSFR1M +
1.841%),
06/15/2041 4,111,687
0.2
2,500,000
(1)(2)
BX 2024-BRVE A,
6.153%, (TSFR1M +
1.841%),
04/15/2026 2,503,918
0.1
4,326,923
(1)(2)
BX 2024-PALM A,
5.853%, (TSFR1M +
1.541%),
06/15/2037 4,332,866
0.2
4,970,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.597%,
(TSFR1M + 2.285%),
10/15/2036 4,952,183
0.2
3,390,898
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT D, 6.076%,
(TSFR1M + 1.764%),
09/15/2036 3,377,101
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,453,242
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 6.826%,
(TSFR1M + 2.514%),
09/15/2036 $ 1,447,613
0.1
2,362,829
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 A, 6.073%,
(TSFR1M + 1.761%),
12/09/2040 2,372,567
0.1
2,397,950
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 5.804%,
(TSFR1M + 1.492%),
10/15/2041 2,405,772
0.1
4,853,598
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.003%,
(TSFR1M + 1.691%),
08/15/2039 4,878,956
0.2
1,875,428
(1)(2)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.605%,
(TSFR1M + 1.293%),
12/15/2039 1,879,565
0.1
1,974,013
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 5.853%,
(TSFR1M + 1.541%),
05/15/2034 1,976,670
0.1
1,328,182
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 7.002%,
(TSFR1M + 2.690%),
02/15/2039 1,334,257
0.1
1,893,939
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 A, 5.754%,
(TSFR1M + 1.442%),
02/15/2039 1,898,500
0.1
1,420,454
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 C, 6.503%,
(TSFR1M + 2.191%),
02/15/2039 1,426,443
0.1
5,051,028
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL5 C, 6.253%,
(TSFR1M + 1.941%),
03/15/2041 5,065,357
0.2
3,500,000
(1)(2)
BX Trust 2021-LBA
EJV, 6.426%, (TSFR1M
+ 2.114%),
02/15/2036 3,481,427
0.2
2,767,834
(1)(2)
BX Trust 2021-LBA
EV, 6.426%, (TSFR1M
+ 2.114%),
02/15/2036 2,753,147
0.1
845,329
(1)(2)
BX Trust 2021-RISE
B, 5.676%, (TSFR1M +
1.364%),
11/15/2036 844,678
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
941,921
(1)(2)
BX Trust 2021-SDMF
D, 5.813%, (TSFR1M +
1.501%),
09/15/2034 $ 933,188
0.0
1,412,881
(1)(2)
BX Trust 2021-SDMF
E, 6.013%, (TSFR1M +
1.701%),
09/15/2034 1,399,766
0.1
700,000
(1)(2)
BX Trust 2022-FOX2
C, 5.621%, (TSFR1M +
1.309%),
04/15/2039 696,972
0.0
1,180,000
(1)(2)
BX Trust 2022-LBA6
C, 5.912%, (TSFR1M +
1.600%),
01/15/2039 1,180,036
0.1
1,500,000
(1)(2)
BX Trust 2022-VAMF
F, 7.611%, (TSFR1M +
3.299%),
01/15/2039 1,488,628
0.1
1,510,639
(1)(2)
BX Trust 2024-CNYN
C, 6.253%, (TSFR1M +
1.941%),
04/15/2041 1,515,437
0.1
1,049,055
(1)(2)
BX Trust 2024-CNYN
D, 7.002%, (TSFR1M +
2.690%),
04/15/2041 1,052,978
0.1
3,000,000
(1)(2)
BX Trust 2024-VLT4
A, 5.803%, (TSFR1M +
1.491%),
07/15/2029 3,003,075
0.1
2,500,000
(1)(2)
BX Trust 2025-ROIC
C, 5.855%, (TSFR1M +
1.543%),
03/15/2030 2,482,535
0.1
2,000,000
(1)(2)
BX Trust 2025-TAIL A,
5.712%, (TSFR1M +
1.400%),
06/15/2035 2,006,113
0.1
5,000,000
(1)(2)
BX Trust 2025-VLT6
C, 6.504%, (TSFR1M +
2.192%),
03/15/2042 5,001,971
0.2
4,000,000
(1)(2)
Caliun 2024-SUN A,
6.202%, (TSFR1M +
1.891%),
07/15/2041 4,011,701
0.2
88,265,688
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF1 XA, 1.271%,
05/15/2052 2,616,270
0.1
32,634,423
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF2 XA, 1.303%,
11/15/2052 1,185,011
0.1
1,250,000
(1)
CCUBS Commercial
Mortgage Trust
2017-C1 B, 4.159%,
11/15/2050 1,177,963
0.1
6,441,097
(1)(3)
CD Mortgage Trust
2016-CD1 XA, 1.474%,
08/10/2049 40,788
0.0
14,660,000
(1)(2)(3)
CD Mortgage Trust
2016-CD1 XB, 0.807%,
08/10/2049 71,715
0.0
380,560  Citigroup Commercial
Mortgage Trust 2015-
GC31 A4, 3.762%,
06/10/2048 373,557
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
37,473,417
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.160%,
08/10/2056 $ 1,136,794
0.1
696,296  COMM Mortgage
Trust 2015-CR25 A4,
3.759%,
08/10/2048 694,783
0.0
9,199,308
(1)(3)
COMM Mortgage
Trust 2016-COR1 XA,
1.441%,
10/10/2049 66,638
0.0
1,804,036
(1)(3)
COMM Mortgage
Trust 2016-CR28 XA,
0.746%,
02/10/2049 5,006
0.0
1,500,000
(1)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,439,433
0.1
3,000,000
(1)(2)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 3,055,892
0.1
3,000,000
(1)(2)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 3,051,841
0.1
4,047,892
(1)(2)(3)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.927%,
10/05/2030 41,845
0.0
1,500,000
(1)(2)
CONE Trust 2024-
DFW1 A, 5.953%,
(TSFR1M + 1.642%),
08/15/2041 1,496,757
0.1
2,200,000
(1)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 1,858,340
0.1
3,500,000
(1)(2)
DC Trust 2024-HLTN
A, 5.933%,
04/13/2040 3,541,285
0.2
2,750,000
(1)(2)
DK Trust 2024-SPBX
D, 7.062%, (TSFR1M +
2.750%),
03/15/2034 2,756,913
0.1
2,000,000
(1)(2)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 2,051,272
0.1
2,000,000
(2)
ELM Trust 2024-
ELM C15, 6.396%,
06/10/2039 2,009,329
0.1
7,759,123
(1)(2)
EQUS Mortgage Trust
2021-EQAZ C, 5.926%,
(TSFR1M + 1.614%),
10/15/2038 7,753,522
0.4
857,728
(1)(2)
Extended Stay America
Trust 2021-ESH E,
7.276%, (TSFR1M +
2.964%),
07/15/2038 860,997
0.0
1,715,456
(1)(2)
Extended Stay America
Trust 2021-ESH F,
8.126%, (TSFR1M +
3.814%),
07/15/2038 1,718,400
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000
(1)(2)
Fashion Show Mall
LLC 2024-SHOW A,
5.274%,
10/10/2041 $ 2,527,488
0.1
2,500,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.912%,
(TSFR1M + 2.600%),
12/15/2039 2,500,058
0.1
19,732,306
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.688%,
04/25/2030 1,209,170
0.1
2,419,885
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.093%,
08/25/2036 183,011
0.0
2,000,000
(1)(2)
FS Rialto Issuer LLC
2024-FL9 A, 5.948%,
(TSFR1M + 1.631%),
10/19/2039 2,009,016
0.1
5,000,000
(1)(2)
FS Rialto Issuer LLC
2025-FL10 A, 5.703%,
(TSFR1M + 1.385%),
08/19/2042 4,990,683
0.2
3,700,000
(1)(2)
FS Trust 2024-HULA
A, 6.123%, (TSFR1M +
1.811%),
08/15/2039 3,717,158
0.2
1,011,131
(2)(4)
GAM RE-REMIC Trust
2021-FRR2 D730,
0.000%,
09/27/2051 1,003,439
0.1
2,237,000
(2)(4)
GAM RE-REMIC Trust
2021-FRR2 DK49,
0.000%,
09/27/2051 2,202,505
0.1
4,690,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.964%,
11/27/2050 4,278,677
0.2
2,676,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 2,138,471
0.1
1,850,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,837,996
0.1
1,849,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,833,940
0.1
2,238,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 0.810%,
09/27/2051 2,220,131
0.1
2,500,000
(1)(2)
Great Wolf Trust 2024-
WOLF D, 7.202%,
(TSFR1M + 2.890%),
03/15/2039 2,513,423
0.1
2,500,000
(1)(2)
Greystone CRE Notes
LLC 2025-FL4 A,
5.793%, (TSFR1M +
1.481%),
01/15/2043 2,503,808
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
132,749
(1)
GS Mortgage Securities
Trust 2015-GC30 AS,
3.777%,
05/10/2050 $ 130,170
0.0
500,000
(1)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 459,006
0.0
13,066,343
(1)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.169%,
02/10/2052 395,294
0.0
32,398,087
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.257%,
07/10/2052 1,146,601
0.1
660,000  GS Mortgage Securities
Trust 2019-GSA1 B,
3.511%,
11/10/2052 610,826
0.0
80,451,765
(1)(3)
GS Mortgage Securities
Trust 2019-GSA1 XA,
0.928%,
11/10/2052 2,229,672
0.1
5,000,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 6.072%,
07/15/2029 5,154,982
0.2
1,000,000
(1)(2)
HLTN Commercial
Mortgage Trust 2024-
DPLO A, 5.953%,
(TSFR1M + 1.642%),
06/15/2041 1,002,070
0.1
5,300,000
(1)(2)
HTL Commercial
Mortgage Trust
2024-T53 A, 6.071%,
05/10/2039 5,357,950
0.3
4,000,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY D,
7.162%, (TSFR1M +
2.850%),
03/15/2042 3,998,717
0.2
3,250,000
(1)(2)
IP Mortgage Trust
2025-IP A, 5.250%,
06/10/2042 3,301,371
0.2
5,000,000
(1)(2)
IRV Trust 2025-200P
B, 5.621%,
03/14/2047 5,011,970
0.2
4,050,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
MFP E, 6.519%,
(TSFR1M + 2.207%),
07/15/2036 3,860,450
0.2
750,000  JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP3 AS, 3.144%,
08/15/2049 701,870
0.0
521,101
(1)
JPMBB Commercial
Mortgage Securities
Trust 2014-C21 C,
4.710%,
08/15/2047 513,507
0.0
2,000,000
(1)(2)
KIND Commercial
Mortgage Trust 2024-1
A, 6.202%, (TSFR1M +
1.890%),
08/15/2041 2,005,912
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 B, 6.353%,
(TSFR1M + 2.042%),
12/15/2039 $ 4,997,749
0.2
2,000,000
(1)(2)
LBA Trust 2024-BOLT
A, 5.903%, (TSFR1M +
1.591%),
06/15/2039 2,004,051
0.1
3,500,000
(1)(2)
Life Mortgage Trust
2022-BMR2 A1,
5.607%, (TSFR1M +
1.295%),
05/15/2039 3,395,072
0.2
2,000,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 A,
5.699%, (TSFR1M +
1.385%),
08/17/2042 1,995,545
0.1
9,216,466
(1)(2)(3)
LSTAR Commercial
Mortgage Trust 2017-5
X, 1.001%,
03/10/2050 64,486
0.0
1,224,652
(1)(2)
MCR Mortgage Trust
2024-HTL D, 8.217%,
(TSFR1M + 3.905%),
02/15/2037 1,222,687
0.1
1,000,000
(1)(2)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.903%,
(TSFR1M + 1.592%),
05/15/2041 997,485
0.1
4,000,000
(1)(2)
MF1 LLC 2024-FL14
A, 6.055%, (TSFR1M +
1.737%),
03/19/2039 4,016,254
0.2
3,000,000
(1)(2)
MF1 LLC 2025-FL17
A, 5.635%, (TSFR1M +
1.320%),
02/18/2040 2,996,149
0.1
2,560,000
(1)(2)
MHP 2022-MHIL E,
6.922%, (TSFR1M +
2.611%),
01/15/2039 2,557,690
0.1
2,000,000
(1)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 C,
4.627%,
12/15/2047 1,893,783
0.1
14,189,436
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 XA,
0.903%,
11/15/2052 180,581
0.0
30,294,623
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.991%,
12/15/2050 515,077
0.0
25,660,000
(1)(2)(3)
Morgan Stanley Capital
I Trust 2018-L1 XD,
1.938%,
10/15/2051 1,312,201
0.1
21,391,009
(1)(3)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.288%,
06/15/2054 890,256
0.0
1,650,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.717%,
(TSFR1M + 1.397%),
03/15/2039 1,649,927
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(2)
NXPT Commercial
Mortgage Trust 2024-
STOR B, 4.803%,
11/05/2041 $ 2,963,394
0.1
3,000,000
(1)(2)
NYC Commercial
Mortgage Trust 2025-
3BP A, 5.525%,
(TSFR1M + 1.213%),
02/15/2042 2,977,616
0.1
3,000,000
(1)(2)
NYC Commercial
Mortgage Trust 2025-
3BP C, 6.204%,
(TSFR1M + 1.892%),
02/15/2042 2,972,845
0.1
5,000,000
(1)(2)
ORL Trust 2024-GLKS
C, 6.603%, (TSFR1M +
2.291%),
12/15/2039 5,003,409
0.2
1,762,694
(1)(2)
PFP Ltd. 2024-11 A,
6.144%, (TSFR1M +
1.832%),
09/17/2039 1,768,971
0.1
13,000,000
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 12,167,782
0.6
1,000,000
(2)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 992,778
0.0
1,000,000
(2)
PRM Trust 2025-PRM6
C, 5.008%,
07/05/2033 993,847
0.1
2,000,000
(2)
PRM Trust 2025-PRM6
D, 5.677%,
07/05/2033 1,988,324
0.1
5,950,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.347%,
11/08/2049 5,613,753
0.3
8,030,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.200%,
03/01/2050 7,498,897
0.4
2,750,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 2,427,368
0.1
1,000,000
(1)(2)
SDAL Trust 2025-DAL
A, 6.753%, (TSFR1M +
2.441%),
04/15/2042 1,004,193
0.1
2,500,000
(1)(2)
SHR Trust 2024-LXRY
A, 6.262%, (TSFR1M +
1.950%),
10/15/2041 2,503,099
0.1
3,000,000
(1)(2)
SMRT 2022-MINI E,
7.012%, (TSFR1M +
2.700%),
01/15/2039 2,953,332
0.1
2,500,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 6.154%,
(TSFR1M + 1.842%),
02/15/2042 2,484,056
0.1
2,500,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA C, 6.404%,
(TSFR1M + 2.092%),
02/15/2042 2,479,251
0.1
4,418,311
(2)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 4,496,939
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
769,045
(1)(2)
TTAN 2021-MHC D,
6.176%, (TSFR1M +
1.864%),
03/15/2038 $ 770,576
0.0
21,336,487
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.685%,
04/15/2052 873,653
0.0
2,220,000  Wells Fargo
Commercial Mortgage
Trust 2016-C37 A5,
3.794%,
12/15/2049 2,189,537
0.1
1,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 958,172
0.0
2,588,000  Wells Fargo
Commercial Mortgage
Trust 2019-C49 B,
4.546%,
03/15/2052 2,518,743
0.1
2,500,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 E,
2.500%,
04/15/2054 1,639,482
0.1
18,810,746
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.625%,
04/15/2054 1,127,283
0.1
2,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2025-5C4 B,
6.394%,
05/15/2058 2,088,487
0.1
2,500,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT C,
6.029%,
03/15/2038 2,521,687
0.1
5,000,000
(1)(2)
WHARF Commercial
Mortgage Trust
2025-DC A, 5.349%,
07/15/2040 5,130,159
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $371,317,981)
373,927,103
17.7
ASSET-BACKED SECURITIES : 12.2%
Home Equity Asset-Backed Securities : 0.6%
1,707,969
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,386,109
0.1
2,738,544
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 2,075,157
0.1
275,674
(1)
GSAA Home Equity
Trust 2006-3 A3,
5.034%, (TSFR1M +
0.714%),
03/25/2036 133,964
0.0
1,768,277
(1)
GSAA Home Equity
Trust 2006-4 4A3,
4.179%,
03/25/2036 1,053,199
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
783,953
(1)
GSAA Home Equity
Trust 2007-1 1A1,
4.594%, (TSFR1M +
0.274%),
02/25/2037 $ 220,202
0.0
768,488
(1)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 276,626
0.0
669,802
(1)
Morgan Stanley
Mortgage Loan Trust
2007-10XS A2,
6.250%,
02/25/2037 369,717
0.0
306,297
(1)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 4.894%,
(TSFR1M + 0.574%),
02/25/2037 275,003
0.0
2,564,096
(1)
Renaissance Home
Equity Loan Trust
2004-4 MF2, 5.818%,
02/25/2035 2,274,828
0.1
953,330
(2)
Unlock HEA Trust
2024-2 A, 6.500%,
10/25/2039 948,955
0.1
3,000,000
(2)
Unlock HEA Trust
2025-1 A, 6.750%,
07/25/2041 2,977,570
0.1
11,991,330
0.6
Other Asset-Backed Securities : 10.9%
2,950,000
(1)(2)
AB BSL CLO 3 Ltd.
2021-3A D1R, 6.919%,
(TSFR3M + 2.650%),
04/20/2038 2,926,014
0.1
1,500,000
(1)(2)
AMMC CLO 25 Ltd.
2022-25A CR, 6.256%,
(TSFR3M + 2.000%),
04/15/2035 1,501,601
0.1
2,700,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.581%, (TSFR3M +
2.312%),
10/20/2030 2,705,219
0.1
1,800,000
(2)(7)
Applebee's Funding
LLC / IHOP Funding
LLC 2025-1A A2,
6.720%,
06/07/2055 1,789,740
0.1
179,700
(2)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 174,589
0.0
1,865,858
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.776%, (TSFR1M +
1.464%),
11/15/2036 1,866,104
0.1
500,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 7.326%, (TSFR1M +
3.014%),
11/15/2036 499,791
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,600,000
(1)(2)
Bain Capital CLO Ltd.
2024-1A C, 6.661%,
(TSFR3M + 2.400%),
04/16/2037 $ 3,622,792
0.2
1,700,000
(1)(2)
Bain Capital Credit
CLO 2019-2A ER3,
10.180%, (TSFR3M +
5.900%),
10/17/2032 1,682,658
0.1
1,030,000
(1)(2)
Bain Capital Credit CLO
Ltd. 2017-2A CR3,
6.482%, (TSFR3M +
2.200%),
07/25/2037 1,036,378
0.1
3,500,000
(1)(2)
Ballyrock Clo 29 Ltd.
2025-29A B, 6.262%,
(TSFR3M + 1.950%),
07/25/2038 3,504,375
0.2
7,000,000
(1)(2)
Benefit Street Partners
CLO V-B Ltd. 2018-
5BA CR, 6.419%,
(TSFR3M + 2.150%),
07/20/2037 7,037,807
0.3
3,050,000
(1)(2)
Birch Grove CLO 12
Ltd. 2025-12A D2,
8.093%, (TSFR3M +
3.750%),
04/22/2038 3,024,484
0.2
1,600,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 6.272%,
(TSFR3M + 2.000%),
10/22/2037 1,606,846
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2013-2A CR, 6.484%,
(TSFR3M + 2.212%),
10/22/2030 1,000,987
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2015-4A CR, 6.431%,
(TSFR3M + 2.162%),
04/20/2030 1,000,954
0.1
2,000,000
(1)(2)
BlueMountain CLO
XXIX Ltd. 2020-29A
CR, 6.643%, (TSFR3M
+ 2.362%),
07/25/2034 2,003,288
0.1
1,250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 6.518%, (TSFR3M +
2.262%),
04/15/2034 1,251,262
0.1
800,000
(2)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 817,348
0.0
750,000
(1)(2)
Buttermilk Park CLO
Ltd. 2018-1A CR,
6.206%, (TSFR3M +
1.950%),
10/15/2031 750,801
0.0
1,000,000
(1)(2)
Carlyle C17 CLO Ltd.
C17A BR, 6.391%,
(TSFR3M + 2.112%),
04/30/2031 1,003,350
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,500,000
(1)(2)
Carlyle Global Market
Strategies CLO Ltd.
2014-1A CR2, 6.341%,
(TSFR3M + 2.062%),
04/17/2031 $ 4,506,043
0.2
4,100,000
(1)(2)
Carlyle US CLO Ltd.
2019-3A BRR, 6.869%,
(TSFR3M + 2.600%),
04/20/2037 4,130,824
0.2
4,600,000
(1)(2)
CARLYLE US CLO Ltd.
2017-3A CR2, 6.269%,
(TSFR3M + 2.000%),
10/21/2037 4,622,664
0.2
3,300,000
(1)(2)
CBAM Ltd. 2017-1A
CR2, 6.369%, (TSFR3M
+ 2.100%),
01/20/2038 3,316,579
0.2
4,300,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A CRR,
6.130%, (TSFR3M +
1.850%),
01/17/2038 4,305,298
0.2
5,500,000
(1)(2)
CIFC Funding Ltd.
2019-2A CR, 6.641%,
(TSFR3M + 2.362%),
04/17/2034 5,515,911
0.3
2,600,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 6.469%,
(TSFR3M + 2.200%),
07/21/2037 2,616,338
0.1
5,000,000
(1)(2)
Crown City CLO V
2023-5A BR, 6.869%,
(TSFR3M + 2.600%),
04/20/2037 5,036,360
0.2
550,081
(1)
CWABS Asset-Backed
Certificates Trust
2005-AB2 M1, 5.139%,
(TSFR1M + 0.819%),
09/25/2035 539,118
0.0
3,000,000
(1)(2)
Dewolf Park CLO Ltd.
2017-1A DR, 7.368%,
(TSFR3M + 3.112%),
10/15/2030 3,010,206
0.1
2,750,000
(1)(2)
Dryden 30 Senior Loan
Fund 2013-30A DR,
7.188%, (TSFR3M +
2.862%),
11/15/2028 2,756,322
0.1
1,750,000
(1)(2)
Dryden 55 CLO Ltd.
2018-55A C, 6.418%,
(TSFR3M + 2.162%),
04/15/2031 1,753,874
0.1
5,000,000
(1)(2)
Dryden 75 CLO
Ltd. 2019-75A CR2,
6.318%, (TSFR3M +
2.062%),
04/15/2034 5,005,210
0.2
2,100,000
(1)(2)
Flatiron CLO 23 LLC
2023-1A CR, 6.111%,
(TSFR3M + 1.800%),
04/17/2036 2,102,621
0.1
1,422,564
(1)(2)
FS Rialto 2021-FL3 A,
5.676%, (TSFR1M +
1.364%),
11/16/2036 1,420,641
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
5,650,000
(1)(2)
Invesco US CLO Ltd.
2023-1A CR, 6.672%,
(TSFR3M + 2.400%),
04/22/2037 $ 5,685,177
0.3
806,165
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 732,500
0.0
1,350,000
(1)(2)
LCM XVIII L.P. 18A
CR, 6.381%, (TSFR3M
+ 2.112%),
04/20/2031 1,351,632
0.1
2,800,000
(1)(2)
LCM XXIV Ltd. 24A
CR, 6.431%, (TSFR3M
+ 2.162%),
03/20/2030 2,802,755
0.1
718,103
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 632,356
0.0
4,000,000
(1)(2)
Magnetite XLVII Ltd.
2024-47A C, 6.322%,
(TSFR3M + 1.850%),
01/25/2038 4,025,652
0.2
7,000,000
(1)(2)
MF1 Ltd. 2021-FL6 D,
6.979%, (TSFR1M +
2.664%),
07/16/2036 6,826,978
0.3
3,000,000
(1)(2)
MF1 Ltd. 2021-FL7
AS, 5.879%, (TSFR1M
+ 1.564%),
10/16/2036 2,985,722
0.1
1,210,076
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 1,066,686
0.1
363,189
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 340,317
0.0
1,653,707
(2)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 1,543,498
0.1
465,559
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 416,268
0.0
806,237
(2)
Mosaic Solar Loan Trust
2019-1A A, 4.370%,
12/21/2043 758,323
0.0
389,759
(2)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 343,878
0.0
1,176,067
(2)
Mosaic Solar Loan Trust
2021-2A B, 2.090%,
04/22/2047 865,282
0.0
5,485,805
(2)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 5,346,192
0.3
855,191
(2)
Mosaic Solar Loan Trust
2025-1A A, 6.120%,
08/22/2050 849,617
0.0
624,538
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 586,139
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,600,000
(1)(2)
Neuberger Berman
CLO XX Ltd. 2015-
20A D2R3, 8.018%,
(TSFR3M + 3.700%),
04/15/2039 $ 3,581,510
0.2
2,625,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 24
Ltd. 2017-24A CR2,
6.369%, (TSFR3M +
2.100%),
10/19/2038 2,641,049
0.1
2,300,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR2,
6.261%, (TSFR3M +
2.000%),
04/16/2039 2,314,789
0.1
4,750,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A CR,
5.961%, (TSFR3M +
1.700%),
10/16/2035 4,761,219
0.2
2,150,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 6.769%,
(TSFR3M + 2.500%),
04/20/2037 2,162,986
0.1
3,500,000
(1)(2)
OCP CLO Ltd. 2020-
8RA CR, 6.180%,
(TSFR3M + 1.900%),
10/17/2036 3,503,847
0.2
2,500,000
(1)(2)
Octagon 64 Ltd.
2022-1A CR, 6.266%,
(TSFR3M + 1.950%),
07/21/2037 2,503,085
0.1
3,000,000
(1)(2)
Octagon 75 Ltd.
2025-1A D1, 6.885%,
(TSFR3M + 2.600%),
01/22/2038 3,008,271
0.1
7,000,000
(1)(2)
Octagon Investment
Partners 32 Ltd. 2017-
1A CR3, 6.306%,
(TSFR3M + 2.050%),
10/31/2037 7,037,240
0.3
8,125,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 6.732%,
(TSFR3M + 2.450%),
10/25/2032 8,142,006
0.4
4,500,000
(1)(2)
Octagon Investment
Partners XIV Ltd.
2012-1A BRR, 6.618%,
(TSFR3M + 2.362%),
07/15/2029 4,508,631
0.2
1,500,000
(1)(2)
OHA Credit Funding
9 Ltd. 2021-9A CR,
6.219%, (TSFR3M +
1.950%),
10/19/2037 1,506,534
0.1
811,470
(2)
Pagaya AI Debt Grantor
Trust 2024-10 B,
5.750%,
06/15/2032 815,500
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,150,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2025-1A
D, 8.421%, (TSFR3M +
4.100%),
02/15/2033 $ 3,134,417
0.2
3,000,000
(1)(2)
Peebles Park CLO Ltd.
2024-1A C, 6.669%,
(TSFR3M + 2.400%),
04/21/2037 3,021,327
0.1
1,600,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 6.291%,
(TSFR3M + 2.012%),
04/23/2034 1,601,738
0.1
1,100,000
(1)(2)
Recette Clo Ltd. 2015-
1A CRR, 6.281%,
(TSFR3M + 2.012%),
04/20/2034 1,101,321
0.1
2,050,000
(1)(2)
Rockland Park CLO Ltd.
2021-1A C, 6.431%,
(TSFR3M + 2.162%),
04/20/2034 2,055,104
0.1
6,703,686
(2)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 6,848,769
0.3
2,221,875
(2)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 2,292,737
0.1
3,270,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 6.668%,
(TSFR3M + 2.412%),
01/15/2032 3,274,447
0.2
1,855,750
(2)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,817,614
0.1
1,000,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
6.791%, (TSFR3M +
2.512%),
10/23/2031 1,001,424
0.1
750,000
(1)(2)
Stewart Park CLO Ltd.
2015-1A DR, 7.118%,
(TSFR3M + 2.862%),
01/15/2030 751,598
0.0
4,129,250
(2)
Subway Funding LLC
2024-3A A2II, 5.566%,
07/30/2054 4,125,090
0.2
774,922
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 740,402
0.0
2,839,552
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 2,240,971
0.1
1,592,797
(2)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,516,521
0.1
3,181,888
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 3,016,378
0.1
5,307,042
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 5,034,747
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,250,000
(1)(2)
TCI-Flatiron Clo Ltd.
2018-1A CR, 6.292%,
(TSFR3M + 2.012%),
01/29/2032 $ 2,253,217
0.1
6,800,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,922,121
0.3
1,500,000
(1)(2)
Upland CLO Ltd.
2016-1A BR, 6.381%,
(TSFR3M + 2.112%),
04/20/2031 1,502,445
0.1
2,000,000
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 6.481%,
(TSFR3M + 2.212%),
07/18/2031 2,001,976
0.1
231,344,400
10.9
Student Loan Asset-Backed Securities : 0.7%
63,570
(2)
Commonbond Student
Loan Trust-GS 2018-
CGS C, 4.350%,
02/25/2046 56,050
0.0
434,092
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 356,363
0.0
530,314
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 524,958
0.0
4,000,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 3,612,110
0.2
1,000,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 985,131
0.1
2,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 1,844,847
0.1
3,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 2,649,493
0.1
1,000,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 967,153
0.0
4,400,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 3,670,948
0.2
14,667,053
0.7
Total Asset-Backed
Securities
(Cost $262,036,282)
258,002,783
12.2
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS : 6.8%
Auto Components : 0.1%
283,503  American Axle &
Manufacturing Inc,
New Tranche B
Term Loan, 7.314%,
(TSFR1M+3.000%),
12/12/2029 $ 283,384
0.0
504,948  Holley Purchaser,
Inc., Initial Term
Loan, 8.191%,
(TSFR1M+3.750%),
11/17/2028 471,495
0.1
394,752  RC Buyer Inc, First
Lien Initial Term
Loan, 7.941%,
(TSFR1M+3.614%),
07/28/2028 387,228
0.0
292,955  RealTruck Goup Inc
(fka Truck Hero), Initial
Term Loan, 8.191%,
(TSFR1M+3.610%),
01/31/2028 263,416
0.0
1,405,523
0.1
Basic Materials : 0.1%
253,725  A-Ap Buyer, Inc., Initial
Term Loan, 7.077%,
(TSFR1M+2.750%),
09/09/2031 253,091
0.0
585,000  Covia Holdings
Corporation, Initial
Term Loans, 7.572%,
(TSFR3M+3.250%),
02/26/2032 586,706
0.1
127,082  Ineos Finance PLC,
2030 Dollar Term
Loans, 7.577%,
(TSFR1M+3.250%),
02/18/2030 122,078
0.0
490,000  Ineos US Petrochem
LLC, 2030 Tranche
B Dollar Term
Loan, 8.177%,
(TSFR1M+3.850%),
03/14/2030 452,025
0.0
299,250  Paint Intermediate III
LLC, Paint Intermediate/
Wesco Group Cov-
Lite Tlb, 7.299%,
(TSFR3M+3.000%),
10/09/2031 297,193
0.0
419,464  Sparta US HoldCo
LLC, Initial Term
Loan, 7.324%,
(TSFR1M+3.000%),
08/02/2030 416,318
0.0
23,819
(8)(9)
USALCO LLC,
Delayed Draw
Term Commitment,
09/30/2031 23,967
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Basic Materials: (continued)
230,025  USALCO LLC, Initial
Term Loans, 8.327%,
(TSFR3M+4.000%),
09/30/2031 $ 231,463
0.0
561,276  WR Grace Holdings
LLC, Initial Term
Loan, 7.546%,
(TSFR3M+3.250%),
09/22/2028 561,159
0.0
2,944,000
0.1
Building & Development : 0.0%
467,144  Cornerstone Building
Brands Inc, New Term
Loan B, 7.662%,
(TSFR1M+3.350%),
04/12/2028 418,386
0.0
222,529  LBM Acquisition
LLC, First Lien Initial
Term Loan, 8.177%,
(TSFR1M+3.850%),
12/17/2027 220,145
0.0
134,303  LHS Borrower,
LLC, Initial Term
Loan, 9.177%,
(TSFR1M+4.850%),
02/16/2029 125,126
0.0
146,408  Standard Industries
INC, Initial Term
Loan, 6.071%,
(TSFR1M+2.250%),
09/22/2028 146,918
0.0
910,575
0.0
Business Equipment & Services : 0.1%
613,976  Ensono LP, First
Lien Initial Term
Loan, 8.441%,
(TSFR1M+4.114%),
05/26/2028 615,191
0.1
499,863  Open Text Corporation,
2024-A Replacement
Term Loan, 6.077%,
(TSFR1M+1.750%),
01/31/2030 500,345
0.0
2  West Technology
Group, LLC, Term
B-3 Loan, 8.530%,
(TSFR3M+4.250%),
04/10/2027 1
0.0
1,115,537
0.1
Chemicals & Plastics : 0.0%
246,277  Geon Performance
Solutions LLC,
2024 Refinancing
Term Loan, 8.807%,
(TSFR3M+4.512%),
08/18/2028 235,195
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Chemicals & Plastics: (continued)
469,486  Herens Holdco
Sarl, Facility B USD
Loans, 8.321%,
(TSFR3M+4.000%),
07/03/2028 $ 431,340
0.0
186,160  Ineos US Finance
LLC, 2028 Dollar
Term Loan, 6.927%,
(TSFR1M+2.600%),
11/08/2028 181,133
0.0
847,668
0.0
Commodities : 0.0%
152,905  Foundation Building
Materials Inc, Initial
Term Loan (First
Lien), 7.791%,
(TSFR1M+3.364%),
01/31/2028 151,567
0.0
Communications : 0.4%
154,071  Acuris Finance US
Inc, 2024 Dollar
Term Loan, 8.046%,
(TSFR3M+3.750%),
02/16/2028 154,425
0.0
350,000  AP Core Holdings
II LLC, Term B-2
Loans, 9.941%,
(TSFR1M+5.610%),
09/01/2027 315,700
0.0
601,899  Arches Buyer Inc,
Refinancing Term
Loan, 7.677%,
(TSFR1M+3.350%),
12/06/2027 595,410
0.1
485,584  Cablevision Lightpath
LLC, 2025 Refinancing
Term Loan, 7.312%,
(TSFR1M+3.000%),
11/30/2027 487,405
0.0
577,026  Cengage Learning
Inc, 2024 Refinancing
Term Loans, 7.822%,
(TSFR1M+3.500%),
03/22/2031 578,909
0.1
581,186  Charter
Communications
Operating LLC, Term
Loan B5, 6.548%,
(TSFR3M+2.250%),
12/15/2031 582,743
0.1
493,763  CNT Holdings I Corp,
2025 Replacement
Term Loans, 6.780%,
(TSFR3M+2.500%),
11/08/2032 495,460
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
134,736  Connect US Finco
LLC, Amendment No.
4 Term Loan, 8.827%,
(TSFR1M+4.500%),
09/27/2029 $ 128,463
0.0
292,050  Crown Subsea
Communications
Holding Inc, 2024
Term Loan, 8.330%,
(TSFR3M+4.000%),
01/30/2031 294,423
0.0
415,000  Dotdash Meredith, Inc.,
Term B-2 Loan, 7.824%,
(TSFR1M+3.500%),
06/04/2032 417,075
0.0
346,413  Gogo Intermediate
Holdings LLC, Initial
Term Loan, 8.191%,
(TSFR1M+3.865%),
04/30/2028 341,289
0.0
273,625  GoodRX Inc, 2024
Term Loan, 8.077%,
(TSFR1M+3.750%),
07/10/2029 274,651
0.0
387,000  Ion Trading Finance
Limited, 2024-B Dollar
Term Loan, 7.796%,
(TSFR3M+3.500%),
04/01/2028 387,695
0.0
150,000  Level 3 Financing
Inc, Term B-3
Loans, 8.577%,
(TSFR1M+4.250%),
03/27/2032 151,688
0.0
714  Lumen Technologies,
Inc., Term B-1
Loan, 6.791%,
(TSFR1M+2.460%),
04/15/2029 706
0.0
714  Lumen Technologies,
Inc., Term B-2
Loan, 6.791%,
(TSFR1M+2.460%),
04/15/2030 706
0.0
312,892  Magnite Inc,
Amendment 2 Initial
Term Loan, 7.327%,
(TSFR1M+3.000%),
02/06/2031 314,457
0.0
523,883  McGraw-Hill
Education Inc, Term
Loan B, 7.577%,
(TSFR1M+3.250%),
08/06/2031 526,081
0.0
500,841  MH Sub I LLC, 2023
May New Term
Loans, 8.577%,
(TSFR1M+4.250%),
05/03/2028 469,601
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
630,388  Proofpoint Inc,
2024 Refinancing
Term Loan, 7.327%,
(TSFR1M+3.000%),
08/31/2028 $ 631,865
0.1
147,358  Sinclair Television
Group Inc, Term
B-7 Loans, 8.527%,
(TSFR1M+4.110%),
12/31/2030 125,991
0.0
248,744  Terrier Media Buyer Inc,
Term Facility, 7.896%,
(TSFR3M+3.600%),
06/18/2029 241,997
0.0
512,483  TripAdvisor Inc, Initial
Term B Loan, 7.077%,
(TSFR3M+2.750%),
07/08/2031 508,639
0.0
8,025,379
0.4
Consumer, Cyclical : 1.1%
492,500  84 Lumber Company,
2023 Term B-1
Loan, 6.577%,
(TSFR1M+2.250%),
11/29/2030 493,978
0.0
651,992  ABG Intermediate
Holdings 2 LLC,
2024-1 Refinancing
Term Loan, 6.577%,
(TSFR1M+2.250%),
12/21/2028 652,060
0.1
219,450
(9)
ABG Intermediate
Holdings 2 LLC,
2025 Delayed Draw
Term Loan, 6.577%,
(TSFR1M+2.250%),
02/13/2032 219,368
0.0
452,728  AI Aqua Merger Sub
Inc FKA Osmosis
Buyer Limited,
2025 Refinancing
Term B, 7.324%,
(TSFR1M+3.000%),
07/31/2028 452,566
0.0
662,277  Alterra Mountain
Company, Series B-6
Term Loan, 7.077%,
(TSFR1M+2.750%),
08/17/2028 663,104
0.1
66,912  American Airlines
Inc, Repriced Term
Loan, 6.522%,
(TSFR3M+2.250%),
04/20/2028 66,619
0.0
453,988  American Greetings
Corporation, Tranche C
Term Loan, 10.077%,
(TSFR1M+5.750%),
10/30/2029 456,117
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
286,888  Aramark Services
Inc, Us Term B-8
Loan, 6.327%,
(TSFR1M+2.000%),
06/22/2030 $ 288,053
0.0
422,638  Autokiniton US Holdings
Inc, 2024 Replacement
Term B Loan, 8.441%,
(TSFR1M+4.110%),
04/06/2028 409,034
0.0
79,799  Burlington Coat
Factory Warehouse
Corp, Tlb, 6.077%,
(TSFR1M+1.750%),
09/19/2031 79,683
0.0
588,560  Caesars Entertainment,
Inc., Incremental Term
B-1 Loan, 6.577%,
(TSFR3M+2.250%),
02/06/2031 588,928
0.0
464,061
(8)
Cinemark USA
Inc, Term Loan B,
05/24/2030 466,381
0.0
299,431  Cinemark USA Inc,
Term Loan B, 7.049%,
(TSFR3M+2.750%),
05/24/2030 299,992
0.0
296,990  City Football Group
Limited, Tl, 8.041%,
(TSFR3M+3.762%),
07/21/2030 295,877
0.0
822,793  Clarios Global LP, 2024
Term Loan B, 6.827%,
(TSFR1M+2.500%),
05/06/2030 820,479
0.1
110,000  Clarios Global LP,
Amendment No 6 Dollar
Term Loan, 7.077%,
(TSFR1M+2.750%),
01/28/2032 110,069
0.0
433,021  Core & Main LP,
Tranche D Term
Loan, 6.270%,
(TSFR6M+6.855%),
07/27/2028 433,562
0.0
641,775  Crown Finance
US Inc, Initial Term
Loans, 9.566%,
(TSFR1M+5.250%),
12/02/2031 642,176
0.1
439,389  Dealer Tire LLC, Term
Loan B5, 7.327%,
(TSFR1M+3.000%),
07/02/2031 436,093
0.0
149,625  Dk Crown Holdings Inc.,
Term B Loans, 6.066%,
(TSFR1M+1.750%),
03/04/2032 149,344
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
285,000  EOC Borrower LLC,
Term B Loans, 7.327%,
(TSFR1M+3.000%),
03/24/2032 $ 285,475
0.0
482,773  Everi Holdings Inc,
Term B Loan, 9.000%,
(TSFR1M+2.500%),
08/03/2028 483,075
0.0
595,308  Flutter Entertainment
Public Limited
Company, 2024 Term
Loan B, 6.046%,
(TSFR3M+1.750%),
11/30/2030 593,540
0.1
133,665  Flynn Restaurant
Group LP, Series 2025
Term Loans, 8.077%,
(TSFR1M+3.750%),
01/28/2032 133,665
0.0
73,333
(8)(9)
Formula One
Management Limited,
Incremental Term
Facility,
09/30/2031 73,528
0.0
146,667  Formula One
Management Limited,
Term Loan B1, 6.296%,
(TSFR3M+2.000%),
09/19/2031 147,056
0.0
286,977  Foundation Building
Materials Inc, 2025
Incremental Term
Loan, 9.546%,
(TSFR2M+5.250%),
01/29/2031 281,668
0.0
110,000
(8)
Gategroup Finance,
TLB,
05/28/2032 110,032
0.0
575,650  Gates Corporation,
Inital B-5 Dollar
Term Loan, 6.077%,
(TSFR1M+1.750%),
06/04/2031 576,325
0.0
555,814  Golden State Foods
LLC, Initial Term
Loans, 8.561%,
(TSFR1M+4.250%),
12/04/2031 559,149
0.0
872,205  Great Outdoors
Group LLC, Term
B-3 Loan, 7.577%,
(TSFR1M+3.250%),
01/23/2032 869,807
0.1
234,413  Hanesbrands Inc,
Term Loan B, 4.327%,
(TSFR1M+2.750%),
03/07/2032 235,145
0.0
823,775  Harbor Freight Tools
USA Inc, Initial
Term Loan, 6.577%,
(TSFR1M+2.250%),
06/11/2031 807,107
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
189,147  Highline AfterMarket
Acquisition LLC, 2025-1
Term Loan, 7.827%,
(TSFR1M+3.500%),
02/13/2030 $ 190,565
0.0
308,450  Hunter Douglas Holding
BV, Tranche B-1
Term Loan, 7.546%,
(TSFR3M+3.250%),
01/17/2032 306,972
0.0
396,834  IRB Holding Corp,
2024 New Term Loan B
Replacement, 6.827%,
(TSFR1M+2.500%),
12/15/2027 397,275
0.0
214,463  J&J Ventures Gaming
LLC, 2025 Term
Loans, 7.827%,
(TSFR1M+3.500%),
04/26/2030 212,083
0.0
344,138  Kodiak BP LLC, Initial
Term Loan, 8.035%,
(TSFR3M+3.750%),
12/04/2031 331,663
0.0
352,338  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 7.327%,
(TSFR1M+3.000%),
05/01/2031 351,897
0.0
393,025  Life Time Inc (f/k/a
Life Time Fitness
Inc), 2024 New
Term Loan, 6.785%,
(TSFR3M+2.500%),
11/05/2031 394,745
0.0
675,062  LS Group OPCO
Acquisition LLC, Term
Loan B, 6.833%,
(TSFR1M+2.500%),
04/23/2031 675,484
0.1
532,331  Olympus Water US
Holding Corporation,
Term B-6 Dollar
Loan, 7.296%,
(TSFR3M+3.000%),
06/20/2031 527,257
0.0
334,163  Peer Holding III
BV, Term Loan
B5b, 6.799%,
(TSFR3M+2.500%),
07/01/2031 336,355
0.0
344,670  Penn National
Gaming Inc, Term
B Facility, 6.827%,
(TSFR1M+2.500%),
05/03/2029 345,424
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
56,667  QXO Building Products
Inc (f/k/a Beacon
Roofing Supply Inc.),
Term B Loan, 7.280%,
(TSFR2M+3.000%),
04/30/2032 $ 57,127
0.0
273,561  Raising Canes
Restaurants LLC, Initial
Term Loan, 6.327%,
(TSFR1M+2.000%),
09/18/2031 275,356
0.0
79,199  RealTruck Goup Inc
(fka Truck Hero),
Second Amendment
Incremental Term
Loan, 9.441%,
(TSFR1M+5.250%),
01/31/2028 72,567
0.0
346,100  Restoration Hardware,
Inc., 2022 Incremental
Term Loan, 7.677%,
(TSFR1M+3.350%),
10/20/2028 338,961
0.0
260,382  Samsonite International
SA, 2024 Tranche B
Term Loan, 6.327%,
(TSFR1M+2.000%),
06/21/2030 261,684
0.0
403,174  Scientific Games
Holdings LP, 2024
Refi Dollar Term
Loan, 7.285%,
(TSFR3M+3.000%),
04/04/2029 403,133
0.0
682,618  Scientific Games
International, Inc., Term
Loan B-2, 6.564%,
(TSFR1M+2.250%),
04/14/2029 684,324
0.1
199,000  Showtime Acquisition
LLC, Initial Term
Loan, 9.074%,
(TSFR1M+4.750%),
08/13/2031 201,239
0.0
435,000
(8)
Skechers USA,
06/30/2032 437,356
0.0
189,050  SRAM LLC, Initial
Term Loan, 6.577%,
(TSFR1M+2.250%),
02/27/2032 188,105
0.0
414,750  Station Casinos
LLC, Term B Facility
Loans, 6.327%,
(TSFR1M+2.000%),
03/14/2031 415,902
0.0
150,000  Tecta America Corp,
Closing Date Term
Loan, 7.327%,
(TSFR1M+3.000%),
02/18/2032 150,488
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
248,197  TGP Holdings III LLC,
First Lien Closing Date
Term Loan, 7.677%,
(TSFR1M+3.350%),
06/29/2028 $ 223,998
0.0
20,000  Thor Industries
Inc, TERM B-3
USD, 6.577%,
(TSFR1M+2.250%),
11/15/2030 20,075
0.0
46,673  Tory Burch LLC, Initial
Term B Loan, 7.691%,
(TSFR1M+3.350%),
04/16/2028 46,464
0.0
149,250  UFC Holdings
LLC, Term B-4
Loans, 6.571%,
(TSFR3M+2.250%),
11/21/2031 149,968
0.0
410,209  United Air Lines, Inc.,
Term Loan B, 6.275%,
(TSFR3M+2.000%),
02/22/2031 411,940
0.0
274,288  Victoria's Secret &
Co, First Lien Initial
Term Loan, 7.819%,
(TSFR3M+2.250%),
08/02/2028 273,430
0.0
594,278  Weber Stephen
Products LLC, Initial
Term B Loan, 7.691%,
(TSFR1M+3.364%),
10/30/2027 590,935
0.0
656,817  Whatabrands LLC,
2024-2 Refinancing
Term B Loan, 6.827%,
(TSFR1M+2.500%),
08/03/2028 657,679
0.1
622,822  White Cap Buyer
LLC, Tranche C
Term Loan, 7.577%,
(TSFR1M+3.250%),
10/19/2029 619,621
0.1
245,835  Windsor Holdings III
LLC, 2025 Refi Term
Loan B, 7.072%,
(TSFR1M+2.750%),
08/01/2030 246,091
0.0
23,975,218
1.1
Consumer, Non-cyclical : 1.1%
297,680  ADMI Corp,
Amendment No 5
Term Loan, 8.191%,
(TSFR1M+3.864%),
12/23/2027 285,215
0.0
410,290  ADMI Corp, Incremental
Term Loan, 7.816%,
(TSFR1M+3.489%),
12/23/2027 389,262
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
279,930  Albion Financing
3 SARL, 2025
Amended USD
Term Loan, 7.321%,
(TSFR3M+3.000%),
08/16/2029 $ 280,629
0.0
198,000  American Airlines Inc,
2024 Replacement
Term Loan, 6.507%,
(TSFR6M+2.250%),
06/04/2029 196,144
0.0
485,109  Auris Luxembourg
III SARL, Facility
B6 Loan, 7.881%,
(TSFR6M+3.750%),
02/28/2029 486,625
0.0
445,000
(8)
Bausch & Lomb
Corporation, Term Loan
B,
12/17/2030 446,113
0.0
414,682  Belfor Holdings Inc,
Tranche B3, 7.327%,
(TSFR1M+3.000%),
11/01/2030 415,719
0.0
480,094  Bella Holding Company
LLC, Tl, 7.327%,
(TSFR1M+3.000%),
05/10/2028 482,194
0.0
580,613  Belron Finance US LLC,
2031 Dollar Incremental
Term Loans, 7.049%,
(TSFR3M+2.750%),
10/16/2031 583,878
0.1
514,942  Camelot US
Acquisition I Co, Term
Loan B-1, 7.077%,
(TSFR1M+2.750%),
01/31/2031 510,221
0.1
504,887  CHG Healthcare
Services Inc,
Amendment No. 5
Refinancing Term
Loan, 7.333%,
(TSFR3M+3.000%),
09/29/2028 507,186
0.0
494,136  Chobani LLC,
Term Loan B First
Lien, 6.827%,
(TSFR1M+2.500%),
10/25/2027 496,607
0.0
306,137  Cimpress PLC, 2024-2
RefinancingTranche
B-1, 6.827%,
(TSFR1M+2.500%),
05/17/2028 306,137
0.0
174,126  Concentra Health
Services, Inc., Term
Loan B-1, 6.327%,
(TSFR1M+2.000%),
07/26/2031 174,888
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
794,968  Cotiviti Inc, Initial
Floating Rate Term
Loans, 7.074%,
(TSFR1M+2.750%),
05/01/2031 $ 791,987
0.1
149,234  Creative Artists
Agency, LLC, Term
Loan B, 7.077%,
(TSFR1M+2.750%),
10/01/2031 149,813
0.0
665,780  Electron Bidco
Inc., Initial Term
Loan, 7.077%,
(TSFR1M+2.750%),
11/01/2028 668,099
0.1
420,758  Fiesta Purchaser,
Inc., Term Loan B
(2024), 7.577%,
(TSFR1M+3.250%),
02/12/2031 422,467
0.0
148,131  Financiere Mendel,
Addtl Term Facility
2, 7.050%,
(TSFR3M+2.750%),
11/08/2030 148,594
0.0
136,097  Fleet Midco I Ltd.,
Facility B2 Term
Loan, 7.055%,
(TSFR6M+2.750%),
02/21/2031 136,607
0.0
575,626  Fugue Finance
LLC, Eleventh
Amendment Dollar
Term Loan, 7.583%,
(TSFR3M+3.250%),
01/09/2032 579,494
0.1
368,955  Garda World Security
Corporation, Twelfth
Additional Term
Loan, 7.314%,
(TSFR1M+3.000%),
02/01/2029 369,071
0.0
198,240  Global Medical
Response Inc, 2024
Extended Term
Loan, 9.079%,
(TSFR3M+4.750%),
10/31/2028 198,771
0.0
188,577  Grant Thornton Advisors
LLC, 2025 Incremental
Term Loan, 7.077%,
(TSFR1M+2.750%),
06/02/2031 188,695
0.0
355,000  Grant Thornton
Advisors LLC, 2025-
2 Incremental Term
Loans, 7.327%,
(TSFR1M+3.000%),
06/02/2031 355,222
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
40,479
(9)
Hanger Inc,
Delayed Draw Term
Loan, 7.268%,
(TSFR1M+3.500%),
10/23/2031 $ 40,575
0.0
313,719  Hanger Inc, Initial
Term Loan, 7.827%,
(TSFR1M+3.500%),
10/23/2031 314,465
0.0
296,250  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 6.318%,
(TSFR1M+2.000%),
10/21/2030 296,744
0.0
425,709  IVC Acquisition Ltd,
Incremental Term
Loan B12, 8.046%,
(TSFR3M+3.750%),
12/12/2028 428,370
0.0
502,126  Jazz Financing Lux
Sarl, Tranche B-2
Dollar Facility, 6.577%,
(TSFR1M+2.250%),
05/05/2028 504,754
0.0
417,986  Kingpin Intermediate
Holdings LLC,
Amendment No. 8
Term Loan, 7.827%,
(TSFR1M+3.500%),
02/08/2028 415,634
0.0
311,138  Kuehg Corp., Term
Loan, 7.546%,
(TSFR3M+3.250%),
06/12/2030 311,381
0.0
446,203  Latham Pool Products
Inc, Initial Term
Loans, 8.427%,
(TSFR1M+4.100%),
02/23/2029 437,279
0.0
297,754  LifePoint Health Inc,
Term Loan B2, 7.820%,
(TSFR3M+3.500%),
05/16/2031 294,088
0.0
1,201,377  Medline Borrower LP,
Dollar Incremental
Term Loan, 6.577%,
(TSFR1M+2.250%),
10/23/2028 1,202,878
0.1
138,336  Mister Car Wash
Holdings Inc, 2024
Refinancing Term
Loans, 6.827%,
(TSFR3M+2.500%),
03/21/2031 138,790
0.0
347,717  Neptune Bidco Us Inc.,
Term B Loans, 9.330%,
(TSFR3M+5.100%),
04/11/2029 329,027
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
658,264  Pegasus Bidco
Bv, 2024-2 Dollar
Term Loan, 7.576%,
(TSFR3M+3.250%),
07/12/2029 $ 660,732
0.1
352,511  Perrigo Investments
LLC, 2024 Refinancing
Term B Loan, 6.327%,
(TSFR1M+2.000%),
04/20/2029 353,392
0.0
592,523  Phoenix Guarantor
Inc, Tranche B5
Term Loan, 6.827%,
(TSFR1M+2.500%),
02/21/2031 594,827
0.1
311,860  Prime Security Services
Borrower, LLC (aka
Protection 1 Security
Solutions), Term
B1 Loan, 6.320%,
(TSFR1M+2.000%),
10/13/2030 312,396
0.0
46,333
(8)(9)
Raven Acquisition
Holdings, LLC, 2024
Delayed Draw Term
Loan Commitment,
11/19/2031 46,333
0.0
647,045  Raven Acquisition
Holdings, LLC, Initial
Term Loans, 7.577%,
(TSFR1M+3.250%),
11/19/2031 647,045
0.1
261,813  Ryan LLC, Initial
Term Loan, 7.827%,
(TSFR1M+4.500%),
11/14/2030 262,467
0.0
250,000
(8)
Sazerac Company,
Inc., Term Loan B,
06/26/2032 250,563
0.0
388,551  Sigma Holdco BV,
Facility B12, 8.107%,
(SOFRRATE+3.750%),
01/03/2028 389,158
0.0
674,900  Sotera Health Holdings
LLC, 2024 Refinancing
Term Loans, 6.327%,
(TSFR3M+3.250%),
05/30/2031 678,274
0.1
428,925  Southern Veterinary
Partners LLC,
2024-3 New Term
Loans, 7.527%,
(TSFR3M+3.250%),
12/04/2031 429,863
0.0
459,015  Spring Education
Group Inc, Initial
Term Loans, 8.296%,
(TSFR3M+4.000%),
10/04/2030 461,597
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
300,965  Surgery Center
Holdings Inc, 2024
Refinancing Term
Loans, 7.077%,
(TSFR1M+2.750%),
12/19/2030 $ 302,400
0.0
472,362  Triton Water Holdings
Inc, 2025 Refinancing
Term Loan, 6.549%,
(TSFR3M+2.250%),
03/31/2028 474,527
0.0
12,174
(9)
US Fertility
Enterprises LLC,
Initial Delayed Draw
Term Loan, 8.780%,
(TSFR3M+4.500%),
10/10/2031 12,265
0.0
266,487  US Fertility
Enterprises LLC,
Term Loan B, 8.785%,
(TSFR6M+4.500%),
10/10/2031 268,486
0.0
134,999
(8)
Valvoline Inc, Term
Loan B,
03/19/2032 135,590
0.0
233,825  Viant Medical
Holdings Inc, Term
Loan B, 8.327%,
(TSFR1M+4.000%),
10/29/2031 231,889
0.0
411,936  VM Consolidated Inc,
Term B-3 Loan, 6.577%,
(TSFR1M+2.250%),
03/24/2028 414,356
0.0
630,422  Wand NewCo 3
Inc, Tranche B-2
Term Loan, 6.827%,
(TSFR1M+2.500%),
01/30/2031 627,862
0.1
360,000  WCG Intermediate
Corp, Term
Loan B, 7.327%,
(TSFR1M+3.000%),
02/25/2032 356,887
0.0
22,194,532
1.1
Containers & Glass Products : 0.0%
512,400  Clydesdale Acquisition
Holdings Inc, Term
B Loan, 7.502%,
(TSFR1M+3.175%),
04/13/2029 512,040
0.0
244,872  Plaze Inc, 2021-1
Term Loan, 8.191%,
(TSFR1M+3.864%),
08/03/2026 235,689
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Containers & Glass Products: (continued)
2,747  ProAmpac PG
Borrower LLC, 2024
Term Loan B, 8.324%,
(TSFR3M+4.000%),
09/15/2028 $ 2,760
0.0
750,489
0.0
Diversified : 0.0%
459,188  First Eagle Holdings
Inc, Tranche B-2
Term Loans, 7.296%,
(TSFR3M+3.000%),
03/05/2029 460,336
0.0
Electronics/Electrical : 0.1%
325,746  Chariot Buyer
LLC, Initial Term
Loan, 7.677%,
(TSFR1M+3.250%),
11/03/2028 326,636
0.0
196,084  Creation Technologies
Inc, Initial Term
Loan, 10.046%,
(TSFR3M+5.750%),
10/05/2028 193,633
0.0
440,462  DG Investment
Intermediate Holdings
2 Inc, First Lien
Closing Date Initial
Term Loan, 7.941%,
(TSFR1M+3.614%),
03/31/2028 441,701
0.1
210,000  DG Investment
Intermediate Holdings 2
Inc, Second Lien Initial
Term Loan, 11.191%,
(TSFR1M+6.864%),
03/30/2029 209,212
0.0
1,171,182
0.1
Energy : 0.2%
375,898  Brazos Delaware II
LLC, 2025 Refinancing
Term Loan, 7.311%,
(TSFR1M+3.000%),
02/11/2030 376,916
0.0
243,287  CPPIB OVM Member
U.S. LLC, Initial
Term Loans, 7.046%,
(TSFR3M+2.750%),
08/20/2031 243,642
0.0
498,750  Emg Utica Midstream
Holdings LLC, Initial
Term Loan, 8.296%,
(TSFR3M+4.000%),
04/01/2030 499,997
0.0
573,563  Epic Crude Services
LP, Term Loan, 7.256%,
(TSFR3M+3.000%),
10/15/2031 576,191
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy: (continued)
144,179  GIP Pilot Acquisition
Partners LP,
Amendment No 2
Refinancing Term
Loan, 6.277%,
(TSFR3M+2.000%),
10/04/2030 $ 144,539
0.0
360,067  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 8.827%,
(TSFR1M+4.500%),
06/04/2029 361,418
0.0
254,363  Hilcorp Energy I LP,
Term Loan B, 6.314%,
(TSFR1M+2.000%),
02/05/2030 254,892
0.0
155,000  M6 Etx Holdings Ii
Midco LLC, Initial
Term Loan, 7.327%,
(TSFR1M+3.000%),
03/25/2032 155,756
0.0
219,450  MRC Global (US) Inc.,
Term Loan, 7.796%,
(TSFR1M+3.500%),
10/29/2031 219,450
0.0
196,956  NorthRiver Midstream
Finance LP, Term Loan
(First Lien), 6.548%,
(TSFR3M+2.250%),
08/16/2030 197,853
0.0
309,225  Pasadena Performance
Products LLC, Term
B Loan, 7.796%,
(TSFR3M+3.500%),
02/27/2032 311,351
0.0
606,950  Rockpoint Gas Storage
Partners LP, Term
Loan B, 7.296%,
(TSFR3M+3.000%),
09/18/2031 609,859
0.1
362,263  WaterBridge Midstream
Operating LLC, Term
Loan B, 9.314%,
(TSFR3M+4.750%),
06/27/2029 361,244
0.0
347,375  Waterbridge NDB
Operating LLC(f/k/a
Waterbridge Midstream
Operating LLC), Initial
Term Loan, 8.300%,
(TSFR3M+4.000%),
05/10/2029 347,722
0.0
410,000  Whitewater Matterhorn
Holdings, LLC, Initial
Term Loan, 6.568%,
(TSFR3M+2.250%),
06/16/2032 410,320
0.0
5,071,150
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial : 1.0%
347,379  AAL Delaware Holdco
Inc, Amendment No.
1 Term Loan, 7.077%,
(TSFR1M+2.750%),
07/30/2031 $ 348,248
0.0
1,063,341  Acrisure LLC, 2024
Repricing Term
B-6 Loan, 7.327%,
(TSFR1M+3.000%),
11/06/2030 1,061,347
0.1
185,000
(8)
Acrisure LLC, 2025
Term Loan B7,
06/05/2032 184,962
0.0
470,000  Alera Group Inc, 2025
Term Loan, 7.577%,
(TSFR1M+3.250%),
05/30/2032 471,847
0.0
105,000  Alera Group Inc, Initial
Term Loan, 9.827%,
(TSFR1M+5.500%),
05/20/2033 107,209
0.0
853,338  Alliant Holdings
Intermediate LLC, New
Term Loan B6, 7.072%,
(TSFR1M+2.750%),
09/19/2031 854,259
0.1
297,723  Allspring Buyer
LLC, 2024 Specified
Refinancing Term
Loan, 7.313%,
(TSFR3M+3.000%),
11/01/2030 299,510
0.0
110,000
(8)
Altera Corporation,
Term Loan B,
06/21/2032 110,115
0.0
870,625  AmWINS Group
Inc, Initial Term
Loans, 6.577%,
(TSFR1M+2.250%),
01/30/2032 871,985
0.1
437,903  Ardonagh Group Finco
Pty Ltd, 2025 Facility
B Term Loan, 7.030%,
(TSFR6M+2.750%),
02/15/2031 435,439
0.0
637,300  Aretec Group Inc, Term
B-3 Loan, 7.827%,
(TSFR1M+3.500%),
08/09/2030 639,193
0.1
565,623  Ascensus Group
Holdings Inc (f/k/a
Mercury Borrower
Inc), 2024 Term
Loan B, 7.327%,
(TSFR1M+3.000%),
08/02/2028 567,155
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
977,625  AssuredPartners
Inc., 2024 Term
Loan, 7.827%,
(TSFR1M+3.500%),
02/14/2031 $ 981,204
0.1
475,000  Asurion, New B-13
Term Loan, 6.577%,
(TSFR1M+2.250%),
09/19/2030 463,659
0.0
1,026,858  Broadstreet Partners
Inc, 2024 Term B
Loans, 7.327%,
(TSFR1M+3.000%),
06/13/2031 1,029,297
0.1
455,000  Brookfield Property Reit
Inc, 2025 Replacement
Term Loan, 7.827%,
(TSFR1M+3.500%),
05/28/2030 455,142
0.0
10,329
(9)
Chrysaor Bidco
S.A R.L., Delayed
Draw Term Loan
(USD), 8.830%,
(TSFR1M+3.500%),
10/30/2031 10,411
0.0
138,972  Chrysaor Bidco
S.A R.L., Facility
B (USD), 7.242%,
(TSFR3M+3.500%),
10/30/2031 140,072
0.0
422,188  Citadel Securities
LP, 2024 Term
Facility, 6.327%,
(TSFR1M+2.000%),
10/31/2031 423,838
0.0
290,000  CPI Holdco B, LLC,
First Amendment
Incremental Term
Loan, 6.577%,
(TSFR1M+2.250%),
05/19/2031 289,955
0.0
148,875  CPI Holdco B,
LLC, Initial Term
Loans, 6.327%,
(TSFR1M+2.000%),
05/17/2031 148,534
0.0
65,000
(8)
Crc Insurance Group,
LLC, (Add-On) Term
Loan B,
05/06/2031 65,122
0.0
478,488  Cushman &Amp;
Wakefield U.S.
Borrower, Llc., 2024 - 3
Term Loan, 7.577%,
(TSFR1M+3.250%),
01/31/2030 481,478
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
184,538  Dechra
Pharmaceuticals
Holdings Limited
(f/k/a Freya Bidco
Limited), Facility
B1 Loan, 7.513%,
(TSFR6M+3.250%),
01/27/2032 $ 185,172
0.0
150,000  Edelman Financial
Engines Center LLC
(The), 2024 Refinancing
Term Loans, 9.577%,
(TSFR1M+5.250%),
10/06/2028 150,687
0.0
528,300  Edelman Financial
Engines Center
LLC (The), 2024-2
Refinancing Term
Loan, 7.327%,
(TSFR1M+3.000%),
04/07/2028 529,526
0.0
268,988  Etna French Bidco
SAS, Facility B1
(USD) Loan, 8.777%,
(TSFR3M+4.500%),
12/08/2031 264,280
0.0
133,990  Etna French Bidco
SAS, Facility B2
USD, 8.777%,
(TSFR3M+4.500%),
12/08/2031 131,645
0.0
129,792
(8)(9)
First Eagle Holdings
Inc-f/k/a Arnhold and S.
Bleicroeder Holdings
Inc, Delayed Tl,
06/06/2032 127,439
0.0
760,208
(8)
First Eagle Holdings
Inc-f/k/a Arnhold and S.
Bleicroeder Holdings
Inc, Tl,
06/06/2032 762,109
0.1
810,997  Focus Financial
Partners LLC, Tranche
B Incremental Term
Loan, 7.077%,
(TSFR1M+2.750%),
09/15/2031 810,056
0.1
149,625  Goosehead Insurance
Holdings, LLC, Initial
Term Loan, 7.814%,
(TSFR1M+3.500%),
01/08/2032 150,747
0.0
370,229  Guardian US Holdco
LLC, Initial Term
Loan, 7.796%,
(TSFR3M+3.500%),
01/31/2030 369,419
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
244,375  HIG Finance 2 Limited,
2024-2 Refinancing
Term Loans, 7.827%,
(TSFR1M+3.500%),
04/18/2030 $ 245,979
0.0
450,768  Hightower Holdings
LLC, Initial Term
Loan, 7.260%,
(TSFR3M+3.000%),
02/03/2032 449,078
0.0
257,743  HUB International
Ltd, 2025 Incremental
Term Loan, 6.769%,
(TSFR3M+2.500%),
06/20/2030 258,739
0.0
140,000  IMC Financing LLC,
Term Loan, 7.815%,
(TSFR1M+3.500%),
06/02/2032 140,787
0.0
859,469  Jane Street Group
LLC, Extended
Term Loan, 6.333%,
(TSFR3M+2.000%),
12/15/2031 859,416
0.1
522,375  Jefferies Finance
LLC, Initial Term
Loan 2024, 7.322%,
(TSFR1M+3.000%),
10/21/2031 521,722
0.0
759,998  Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term
B4 Loan, 7.827%,
(TSFR1M+3.500%),
08/17/2028 762,848
0.1
185,000
(8)
Osttra Group Ltd.,
Term Loan (First Lien),
05/20/2032 185,740
0.0
365,440  Overdrive, Inc.,
New First Lien Term
Loan, 8.577%,
(TSFR1M+4.250%),
12/15/2028 368,105
0.0
122,356  RHP Hotel Properties
LP, Second
Incremental Tranche
B Term Loan, 6.327%,
(TSFR1M+2.000%),
05/18/2030 122,662
0.0
536,012  Ryan Specialty Group
LLC, 2024 Term
Loan B, 4.327%,
(TSFR1M+2.250%),
09/15/2031 536,458
0.0
393,025  Starwood Property
Mortgage LLC,
Facility B-4, 9.296%,
(TSFR1M+2.250%),
01/02/2030 394,089
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
480,000  Trucordia/PCF
Insurance (BSL), Initial
Term Loan, 7.564%,
(TSFR3M+3.250%),
06/14/2032 $ 480,300
0.0
170,081  Truist Insurance
Holdings, LLC, 2024
Term Loan B, 7.046%,
(TSFR3M+2.750%),
05/06/2031 170,400
0.0
78,947  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 9.049%,
(TSFR3M+4.750%),
05/06/2032 80,082
0.0
298,710  USI Inc, 2024 Term
Loan, 6.546%,
(TSFR3M+2.250%),
09/27/2030 298,321
0.0
487,606  USI Inc, 2024 Term
Loan D, 6.546%,
(TSFR3M+2.250%),
11/22/2029 487,250
0.0
290,000  VFH Parent LLC, Term
Loan B-2, 6.827%,
(TSFR1M+2.500%),
06/21/2031 291,450
0.0
20,574,487
1.0
Food Products : 0.0%
320,271  BCPE North Star
US Holdco 2 Inc,
First Lien Initial Term
Loan, 10.750%,
(TSFR1M+4.114%),
06/09/2028 316,935
0.0
511,065  CHG PPC Parent
LLC, 2021-1 US
Term Loan, 7.441%,
(TSFR1M+3.110%),
12/08/2028 513,620
0.0
830,555
0.0
Health Care : 0.2%
889,334  AthenaHealth
Group Inc, Initial
Term Loan, 7.077%,
(TSFR1M+2.750%),
02/15/2029 888,111
0.1
437,795  Embecta Corp, Initial
Term Loan, 7.327%,
(TSFR1M+3.000%),
03/30/2029 436,098
0.0
12,531  National Mentor
Holdings Inc, First
Lien Initial Term
C Loan, 8.146%,
(TSFR3M+3.850%),
03/02/2028 12,134
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
432,578  National Mentor
Holdings Inc, First
Lien Initial Term
Loan, 8.177%,
(TSFR1M+3.750%),
03/02/2028 $ 418,879
0.0
730,000  Opal Us LLC, Facility
B2 Loan, 7.435%,
(TSFR6M+3.250%),
04/28/2032 733,468
0.1
359,178  Pacific Dental Services
LLC, Term Loan
USD 1BN, 7.068%,
(TSFR1M+2.750%),
03/15/2031 359,739
0.0
486,325  Resonetics LLC, 2024
Specified Refinancing
Term Loan, 7.569%,
(TSFR3M+3.250%),
06/18/2031 487,237
0.0
3,335,666
0.2
Industrial : 1.0%
484,432  AlixPartners LLP,
Initial Dollar Term
Loan, 6.941%,
(TSFR1M+2.615%),
02/04/2028 486,753
0.0
580,000  Alliance Laundry
Systems LLC, Initial
Term B Loans, 6.827%,
(TSFR1M+2.500%),
08/19/2031 581,510
0.1
684,078  Allied Universal
Holdco LLC, Term
Loan Usd, 8.177%,
(TSFR1M+3.850%),
05/12/2028 687,862
0.1
437,800  Altium Packaging LLC,
2024 Refinancing
Term Loan, 6.827%,
(TSFR1M+2.500%),
06/11/2031 436,341
0.0
252,375  Anticimex Inc,
Facility B6, 7.706%,
(SOFRRATE+3.400%),
11/16/2028 253,742
0.0
154,225  Arcosa, Inc., 2025
Refinancing Term
Loan, 6.327%,
(TSFR1M+2.000%),
10/01/2031 154,803
0.0
476,400  Azorra Soar TLB
FInance Limited, Initial
Term Loans, 7.818%,
(TSFR3M+3.500%),
10/18/2029 478,186
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
394,772  Azuria Water Solutions
Inc, 2025 Replacement
Term Loan, 7.327%,
(TSFR1M+3.000%),
05/17/2028 $ 396,993
0.0
520,000  BCP VI Summit
Holdings LP, Initial
Term Loan, 7.827%,
(TSFR1M+3.500%),
01/30/2032 523,900
0.0
481,250  Bombardier
Recreational Products
Inc, 2024 Extended
Term Loan, 7.077%,
(TSFR1M+2.750%),
01/22/2031 481,680
0.0
163,765  Brown Group Holding
LLC, Incremental Term
B-2 Facility, 6.833%,
(TSFR3M+2.500%),
07/01/2031 164,113
0.0
344,474  Chart Industries,
Inc., 2024 Term
Loan B, 6.788%,
(TSFR3M+2.500%),
03/15/2030 345,981
0.0
63,883  Clydesdale Acquisition
Holdings Inc,
2025 Incremental
Closing Date Term
B Loan, 7.577%,
(TSFR3M+3.250%),
04/01/2032 63,706
0.0
1,117
(9)
Clydesdale
Acquisition Holdings
Inc, Delayed Draw
Term Loan, 7.577%,
(TSFR3M+3.250%),
04/01/2032 1,114
0.0
274,972  Coherent Corp (f/k/a
II-VI Incorporated),
Term Loan B-2, 6.327%,
(TSFR1M+2.000%),
07/02/2029 275,316
0.0
502,475  Construction Partners
Inc, Closing Date
Loans, 6.827%,
(TSFR1M+2.500%),
11/03/2031 504,359
0.0
364,088  Crown Equipment
Corporation, Initial
Term B-1, 6.574%,
(TSFR1M+2.250%),
10/10/2031 364,372
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
490,720  Doosan Bobcat North
America Inc (f/k/a
Clark Equipment
Company), Tranche B
Term Loans, 6.296%,
(TSFR3M+2.000%),
04/20/2029 $ 492,867
0.0
273,912  Dynasty Acquisition
Co Inc, Initial Term
B-1 Loan, 6.327%,
(TSFR1M+2.000%),
10/31/2031 274,398
0.0
104,188  Dynasty Acquisition
Co Inc, Initial Term
B-2 Loan, 6.327%,
(TSFR1M+2.000%),
10/31/2031 104,372
0.0
150,000  Eco Material
Technologies Inc., Initial
Term Loan, 7.467%,
(TSFR6M+3.250%),
02/12/2032 151,031
0.0
170,247  EMRLD Borrower
LP, Initial Term
B Loan, 6.833%,
(TSFR3M+2.500%),
05/31/2030 170,247
0.0
456,204  Filtration Group
Corporation, 2025
Incremental Dollar
Term Loan, 7.327%,
(TSFR1M+3.000%),
10/21/2028 458,532
0.0
289  Foley Products
Company, LLC,
Term Loan, 9.046%,
(TSFR3M+4.900%),
12/29/2028 291
0.0
149,250  Frontdoor Inc, 2024
Term Loan B, 6.577%,
(TSFR1M+2.250%),
12/17/2031 151,489
0.0
153,784  Genesee & Wyoming
Inc, Initial Term
Loan B, 6.046%,
(TSFR3M+1.750%),
04/10/2031 153,160
0.0
315,000  GFL Environmental
Services Inc, Initial
Term Loan, 6.824%,
(TSFR3M+2.500%),
03/03/2032 315,591
0.0
590,000  Gloves Buyer Inc, Initial
Term Loans, 8.321%,
(TSFR2M+4.000%),
05/21/2032 578,691
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
139,778  Gulfside Supply
Inc, Initial Term
Loan, 7.296%,
(TSFR3M+3.000%),
06/17/2031 $ 140,236
0.0
824,975  Ingram Micro Inc, Term
Loan B2, 6.810%,
(TSFR3M+2.500%),
09/22/2031 828,584
0.1
62,155
(8)(9)
Kaman Corporation,
Delayed Draw Term
Loan,
02/26/2032 62,147
0.0
658,845  Kaman Corporation,
Initial Term
Loans, 7.025%,
(TSFR6M+2.750%),
02/26/2032 658,762
0.1
485,876  Kenan Advantage
Group Inc (The), Term
Loan B4, 7.577%,
(TSFR1M+3.250%),
01/25/2029 479,803
0.0
346,020  Legence Holdings
LLC (f/k/a Refficiency
Holdings LLC),
Amendment No 9
Refinancing Term
Loan, 7.577%,
(TSFR1M+3.250%),
12/18/2028 346,669
0.0
327,200  Lsf11 Trinity Bidco, Inc.,
Term Loan B, 7.321%,
(TSFR1M+3.000%),
06/14/2030 328,427
0.0
675,000  Lsf12 Crown Us
Commercial Bidco, LLC,
Term Loan, 8.574%,
(TSFR1M+4.250%),
12/02/2031 679,429
0.1
295,000  Madison Iaq LLC,
2025 Incremental
Term Loan, 7.510%,
(TSFR3M+3.250%),
05/06/2032 296,291
0.0
291,599  Madison Iaq LLC, Initial
Term Loan, 6.762%,
(TSFR6M+2.500%),
06/21/2028 292,255
0.0
595,500  Madison Safety & Flow
LLC, 2025 Incremental
Term B, 7.077%,
(TSFR1M+2.750%),
09/26/2031 597,733
0.1
153,414  MI Windows and Doors
LLC, 2024 Incremental
Term Loans, 7.327%,
(TSFR1M+3.000%),
03/28/2031 153,930
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
165,000  MV Holding GmbH
FKA Igloo Holdings
Corp, Senior Facility B
(USD) Loan, 6.577%,
(TSFR1M+2.250%),
03/17/2032 $ 165,928
0.0
229,425  Novelis Holdings
Inc, Initial Term
Loan, 6.296%,
(TSFR3M+2.000%),
02/20/2032 229,884
0.0
490,543  Pre Paid Legal Services
Inc, First Lien Initial
Term Loans, 7.577%,
(TSFR1M+3.350%),
12/15/2028 488,642
0.0
544,054  Pro Mach Group Inc,
Amendment No.5
Refinancing Tl, 7.077%,
(TSFR1M+2.750%),
08/31/2028 545,823
0.0
83,941  Quikrete Holdings
Inc, New Tranche B-1
Term Loan, 6.577%,
(TSFR1M+2.250%),
04/14/2031 83,928
0.0
388,405  Quikrete Holdings
Inc, Term Loan B
(2029), 6.577%,
(TSFR1M+2.250%),
03/19/2029 388,890
0.0
680,000  Red SPV LLC, Initial
Term Loan, 6.562%,
(TSFR1M+2.250%),
03/15/2032 680,000
0.1
346,883  Savage Enterprises
LLC, Refinancing
Term Loan, 7.066%,
(TSFR1M+2.750%),
09/15/2028 348,227
0.0
389,049  Service Logic
Acquisition Inc,
Amendment 8
Refinancing Term
Loan, 7.327%,
(TSFR1M+3.000%),
10/29/2027 390,022
0.0
227,337  Smyrna Ready Mix
Concrete LLC, 2025
Term Loan, 7.322%,
(TSFR1M+3.000%),
04/02/2029 228,474
0.0
516,008  SPX Flow, Inc., 2024
Term Loan B, 7.327%,
(TSFR1M+3.000%),
04/05/2029 518,226
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
350,000  Stonepeak Nile
Parent LLC, Initial
Term Loan, 6.980%,
(TSFR3M+2.750%),
04/09/2032 $ 351,477
0.0
249,375  Terex Corporation, US
Term Loan, 6.327%,
(TSFR3M+2.000%),
10/08/2031 251,089
0.0
533,250  Third Coast
Infrastructure
LLC, Initial Term
Loan, 8.577%,
(TSFR1M+4.250%),
09/25/2030 538,582
0.0
435,600  Titan Acquisition
Limited, Amendment
No. 5 Refinancing
Term Loan, 8.796%,
(TSFR3M+4.500%),
02/15/2029 437,233
0.0
738,072  TK Elevator Midco
Gmbh, Term Loan
B (USD) , 7.237%,
(TSFR3M+3.000%),
04/30/2030 740,774
0.1
736,291  Transdigm Inc, Tranche
K Term Loans, 7.046%,
(TSFR3M+2.750%),
03/22/2030 739,709
0.1
357,406  Trident TPI Holdings
Inc, Tranche B-7
Term Loan, 8.046%,
(TSFR3M+3.750%),
09/15/2028 351,776
0.0
281,143  Watlow Electric
Manufacturing
Company, Term
Loan B, 7.280%,
(TSFR3M+3.500%),
03/02/2028 282,505
0.0
416,850  Wilsonart LLC, Initial
Term Loans, 8.546%,
(TSFR3M+4.250%),
08/05/2031 410,300
0.0
22,087,155
1.0
Insurance : 0.1%
258,194  Ima Financial
Group, Inc., Initial
Term Loan, 7.327%,
(TSFR1M+3.000%),
11/01/2028 258,517
0.0
1,052,211  Sedgwick Claims
Management
Services Inc, 2024
Term Loan, 7.327%,
(TSFR1M+3.000%),
07/31/2031 1,057,033
0.1
1,315,550
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Leisure Good/Activities/Movies : 0.1%
550,234  Hayward Industries
Inc, First Lien Initial
Term Loan, 6.941%,
(TSFR1M+2.610%),
05/30/2028 $ 552,573
0.1
554,755  Playtika Holding Corp,
Term B-1 Loan, 7.191%,
(TSFR1M+2.750%),
03/13/2028 546,895
0.0
1,099,468
0.1
Lodging & Casinos : 0.1%
719,348  Fertitta Entertainment
LLC, Initial B Term
Loan, 7.827%,
(TSFR1M+3.500%),
01/27/2029 719,430
0.1
495,051  Flynn Restaurant
Group LP, 2021 New
Term Loan, 8.691%,
(TSFR1M+4.364%),
12/01/2028 498,299
0.0
413,875  Golden Entertainment
Inc, Term B-1
Loan, 6.577%,
(TSFR1M+2.250%),
05/26/2030 414,393
0.0
322,780  Hilton Grand Vacations
Borrower LLC, Initial
Term Loan, 6.327%,
(TSFR1M+2.000%),
08/02/2028 323,103
0.0
1,955,225
0.1
Radio & Television : 0.0%
143,302  DirectV Financing
LLC, Closing Date
Term Loan, 9.541%,
(TSFR3M+5.262%),
08/02/2027 144,072
0.0
Retailers (Except Food & Drug) : 0.0%
581,583  Petco Health and
Wellness Company
Inc, First Lien Initial
Term Loan, 7.807%,
(TSFR3M+3.500%),
03/03/2028 537,965
0.0
Technology : 1.0%
411,311  Adeia Inc,
Amendment No 4
Term Loan B, 6.827%,
(TSFR1M+2.500%),
06/08/2028 412,854
0.0
457,921  Amentum Holdings
LLC, Initial Term
Loan, 6.577%,
(TSFR1M+2.250%),
09/29/2031 457,778
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
115,000  Applied Systems Inc,
Initial Term Loan (2024)
(Second Lien), 8.796%,
(TSFR3M+4.500%),
02/23/2032 $ 118,252
0.0
515,865  Applied Systems
Inc, Tranche B-1
Term Loan, 6.796%,
(TSFR3M+2.500%),
02/24/2031 518,841
0.0
477,039  Ascend Learning LLC,
Amendment No 5
Term Loan, 7.327%,
(TSFR1M+3.000%),
12/11/2028 477,536
0.0
330,000  Asurion LLC,
Second Lien Term
Loan B3, 9.691%,
(TSFR1M+5.364%),
01/31/2028 316,662
0.0
279,300  BCPE Pequod
Buyer Inc, Initial
Term Loan, 7.577%,
(TSFR1M+3.250%),
11/25/2031 280,435
0.0
274,313  BMC Software (Boxer/
Bladelogic), 2031
Replacement Dollar
Term Loan, 7.333%,
(TSFR3M+3.000%),
07/30/2031 272,769
0.0
224,435  Central Parent LLC,
2024 Refinance
Term Loan, 7.546%,
(TSFR3M+3.250%),
07/06/2029 188,116
0.0
150,000  Clearwater Analytics
LLC, Initial Term
Loans, 6.519%,
(TSFR3M+2.250%),
04/21/2032 150,375
0.0
4  Cloud Software Group
Inc, Initial Dollar Term
B Facility, 7.796%,
(TSFR3M+3.500%),
03/30/2029 5
0.0
566,972  Connectwise,
LLC, Initial Term
Loan, 8.057%,
(TSFR3M+3.762%),
09/29/2028 570,516
0.1
215,000  Cotiviti Inc,
Amendment No 2
Term Loan, 7.074%,
(TSFR1M+2.750%),
03/26/2032 214,328
0.0
547,250  Dragon Buyer, Inc.,
Term Loan, 8.046%,
(TSFR3M+3.000%),
09/30/2031 548,823
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
473,454  ECI Macola / Max
Holding LLC, Term
Loan, 7.546%,
(TSFR3M+3.250%),
05/09/2030 $ 476,191
0.0
852,235  Epicor Software
Corporation, Term
F Loans, 7.077%,
(TSFR1M+2.750%),
05/30/2031 855,135
0.1
248,125  Fortress Intermediate
3 Inc., Initial Term
Loan, 7.827%,
(TSFR1M+3.500%),
06/27/2031 248,745
0.0
393,317  Gainwell Acquisition
Corp, Term B
Loan, 8.396%,
(TSFR3M+4.100%),
10/01/2027 378,568
0.0
668,325  Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
2025 Dollar Term
Loans, 6.827%,
(TSFR1M+2.500%),
01/30/2032 668,993
0.1
299,248  Helios Software
Holdings Inc, Facility
2024-B Dollar Term
Loan, 7.796%,
(TSFR3M+3.500%),
07/18/2030 298,500
0.0
598,500  Icon Parent I Inc, Initial
Term Loan, 7.205%,
(TSFR6M+3.000%),
11/13/2031 599,847
0.1
345,625  Imagine Learning
LLC, 2024 Term
Loan, 7.827%,
(TSFR1M+3.500%),
12/21/2029 337,632
0.0
547,253  Indy Us Bidco, LLC,
Eleventh Amendment
Term Loan, 7.827%,
(TSFR1M+3.500%),
03/06/2028 548,622
0.0
394,639  Informatica LLC, 2024
Term Loan B, 6.577%,
(TSFR1M+2.250%),
10/27/2028 396,489
0.0
150,000  Kaseya Inc., Initial
Term Loan, 9.327%,
(TSFR1M+5.000%),
03/05/2033 150,469
0.0
284,288  Kaseya Inc., Term
Loan, 7.577%,
(TSFR1M+3.250%),
03/20/2032 285,798
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
613,463  Leia Finco US
LLC, Initial Term
Loan, 7.458%,
(TSFR3M+3.250%),
10/09/2031 $ 614,613
0.1
490,022  Mcafee Corp,
Refinancing Tranche
B-1, 7.316%,
(TSFR1M+3.000%),
03/01/2029 475,526
0.0
199,000  Minerals Technologies
Inc., Term Loan
B, 6.327%,
(TSFR1M+2.000%),
11/21/2031 199,497
0.0
545,875  Mitchell International,
Inc., Initial Term
Loan, 7.577%,
(TSFR1M+3.250%),
06/17/2031 545,960
0.0
302,419  MKS Instruments Inc,
2025-1 Dollar Term
B Loans, 6.322%,
(TSFR1M+2.000%),
08/17/2029 303,427
0.0
453,863  Neon Maple Purchaser
Inc, Tranche B-1
Term Loan, 7.327%,
(TSFR1M+3.000%),
11/17/2031 454,714
0.0
97,602  Oceankey (U.S.)
II Corp, Term
Loan, 7.927%,
(TSFR1M+3.600%),
12/15/2028 97,891
0.0
199,662  Paysafe Holdings
(US) Corp, Facility
B1, 7.344%,
(TSFR1M+2.860%),
06/28/2028 199,662
0.0
587,050  PointClickCare
Technologies Inc, 2024-
1 Term Loan, 7.416%,
(TSFR6M+3.250%),
11/03/2031 590,719
0.1
543,635  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 7.296%,
(TSFR3M+3.000%),
07/16/2031 544,994
0.0
371,632  Project Ruby
Ultimate Parent Corp,
Incremental Term
B4 Loan, 7.441%,
(TSFR1M+3.114%),
03/10/2028 372,483
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
60,287  Rackspace Finance,
LLC, First Lien
Term Loan, 7.179%,
(TSFR1M+2.860%),
05/15/2028 $ 27,782
0.0
667,109  RealPage Inc, First
Lien Initial Term
Loan, 7.557%,
(TSFR3M+3.262%),
04/24/2028 663,495
0.1
449,567  Rocket Software Inc,
Term Loan, 8.577%,
(TSFR1M+4.250%),
11/28/2028 451,113
0.0
361,000  Sandisk Corporation,
Term B Loan, 7.321%,
(TSFR3M+3.000%),
02/20/2032 359,082
0.0
296,137  Skillsoft Finance
II Inc, Initial Term
Loan, 9.691%,
(TSFR1M+5.364%),
07/14/2028 271,829
0.0
362,668  Skopima Consilio
Parent LLC (FKA
GI Consilio),
Amendment No. 5
Term Loans, 9.296%,
(TSFR1M+5.000%),
05/12/2028 358,475
0.0
301,188  SonicWall US
Holdings Inc, 2023
Term Loan, 9.296%,
(TSFR3M+5.000%),
05/18/2028 295,587
0.0
512,305  Sophos Holdings,
LLC, Dollar Tranche
Term Loan, 7.941%,
(TSFR1M+3.614%),
03/05/2027 514,803
0.0
595,000  Starlight Parent LLC,
Term Loan, 8.261%,
(TSFR1M+4.000%),
04/16/2032 582,171
0.1
242,061  Tenable  Inc, Initial
Term Loan, 7.191%,
(TSFR1M+2.860%),
07/07/2028 242,667
0.0
454,762  The Knot Worldwide
Inc., Amendment No
5 term Loan, 8.077%,
(TSFR1M+3.750%),
01/31/2028 454,194
0.0
892,805  UKG Inc, Term
Loan B, 7.311%,
(TSFR3M+3.000%),
02/10/2031 896,897
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
492,494  Virtusa Corporation,
Term B-2 Loan, 7.577%,
(TSFR1M+3.250%),
02/15/2029 $ 493,109
0.0
218,353  VS Buyer LLC,
2024-1 Refinancing
Term Loan, 7.019%,
(TSFR1M+2.750%),
04/12/2031 219,172
0.0
394,674  Waystar Technologies
Inc, 2024 Term
Loan B, 6.577%,
(TSFR1M+2.250%),
10/22/2029 396,894
0.0
708,221  World Wide Technology
Holding Co LLC,
2024-2 Refinancing
Term Loans, 6.562%,
(TSFR1M+2.250%),
03/01/2030 710,876
0.1
21,109,911
1.0
Telecommunications : 0.0%
401,377  Asurion LLC, New B11
Term Loan, 8.677%,
(TSFR1M+4.350%),
08/21/2028 397,814
0.0
70,928  Viasat Inc, Initial
Term Loan, 8.941%,
(TSFR1M+4.610%),
03/02/2029 68,268
0.0
500,000  Zayo Group Holdings
Inc, Initial Dollar
Term Loan, 7.441%,
(TSFR1M+3.114%),
03/09/2027 477,250
0.0
943,332
0.0
Utilities : 0.1%
185,000  AL GCX Holdings
LLC, Initial Term
Loan B, 6.313%,
(TSFR1M+2.000%),
01/30/2032 185,231
0.0
218,350  Alpha Generation
LLC, Initial Term
B Loan, 6.327%,
(TSFR1M+2.000%),
09/30/2031 218,350
0.0
267,504  Bip Pipeco
Holdings LLC, Term
Loan, 6.535%,
(TSFR3M+2.250%),
12/05/2030 267,643
0.0
361,800  Discovery Energy
Holding Corporation,
Initial Dollar Term
Loan, 8.046%,
(TSFR3M+3.750%),
05/01/2031 362,026
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Utilities: (continued)
332,488  Lightning Power,
LLC, Initial Term
B Loan, 6.549%,
(TSFR3M+2.250%),
08/18/2031 $ 333,527
0.0
314,583  Vistra Operations
Company LLC,
2018 Incremental
Term Loan, 6.077%,
(TSFR1M+1.750%),
12/20/2030 315,750
0.0
1,682,527
0.1
Total Bank Loans
(Cost $144,277,013)
144,639,069
6.8
SOVEREIGN BONDS : 5.6%
BRL
205,979
(10)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 35,300,693
1.7
BRL
13,000,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
05/15/2035 10,000,675
0.5
BRL
6,628,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 5,000,943
0.2
2,875,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 2,906,625
0.1
1,000,000  Colombia Government
International Bond,
5.200
%,
05/15/2049 672,000
0.0
900,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 883,800
0.1
2,000,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 1,908,000
0.1
2,650,000  Colombia Government
International Bond,
8.500
%,
04/25/2035 2,761,963
0.1
1,675,000
(2)
Dominican Republic
International Bond,
6.950
%,
03/15/2037 1,711,850
0.1
1,750,000
(2)
Egypt Government
International Bond,
8.625
%,
02/04/2030 1,774,063
0.1
1,425,000
(2)
Guatemala Government
Bond,
6.050
%,
08/06/2031 1,451,363
0.1
675,000
(2)
Guatemala Government
Bond,
6.550
%,
02/06/2037 681,750
0.0
MXN
413,968  Mexican Udibonos S,
2.750
%,
11/27/2031 16,706,359
0.8
1,436,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 1,455,745
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,169,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 $ 1,184,489
0.1
656,000  Mexico Government
International Bond,
7.375
%,
05/13/2055 680,928
0.0
600,000  Panama Government
International Bond,
3.160
%,
01/23/2030 542,700
0.0
1,200,000  Panama Government
International Bond,
7.500
%,
03/01/2031 1,280,400
0.1
PEN
87,954,000
(2)
Peru Government Bond,
6.850
%,
08/12/2035 25,627,387
1.2
1,150,000
(2)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 1,140,800
0.1
550,000
(2)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 525,800
0.0
625,000  Republic of South
Africa Government
International Bond 10Y,
5.875
%,
04/20/2032 611,056
0.0
924,000
(2)
Romanian Government
International Bond,
5.750
%,
03/24/2035 857,592
0.1
125,232
(2)(11)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2030 60,517
0.0
467,977
(2)(11)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2034 181,575
0.0
395,473
(2)(11)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2035 187,850
0.0
329,561
(2)(11)
Ukraine Government
International Bond,
0.010
% (Step Rate @
3.000% on 02/01/2027),
02/01/2036 155,718
0.0
603,324
(2)(11)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2029 374,061
0.0
793,835
(2)(11)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2034 412,794
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
718,884
(2)(11)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2035 $ 368,787
0.0
176,565
(2)(11)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2036 88,282
0.0
Total Sovereign Bonds
(Cost $109,930,200)
117,496,565
5.6
U.S. GOVERNMENT AGENCY OBLIGATIONS : 5.3%
Government National Mortgage Association : 4.2%
10,000,000
(12)
3.500
%,
06/20/2055 9,108,796
0.4
5,000,000
(12)
5.500
%,
07/20/2055 5,008,124
0.2
135,960
6.000
%,
02/20/2055 140,372
0.0
19,700,000
(12)
6.000
%,
06/20/2055 20,006,154
1.0
2,995,283
6.000
%,
12/20/2064 3,030,813
0.1
1,170,712
6.000
%,
02/20/2065 1,184,600
0.1
1,957,242
6.000
%,
05/20/2065 1,980,460
0.1
3,032,858
6.000
%,
05/20/2065 3,068,836
0.2
812,542
6.500
%,
12/20/2054 852,066
0.0
2,263,523
6.500
%,
02/20/2055 2,381,960
0.1
4,036,886
6.500
%,
02/20/2055 4,248,112
0.2
21,351,742
6.500
%,
02/20/2055 22,730,906
1.1
1,583,768
6.500
%,
03/20/2055 1,674,409
0.1
1,739,756
6.500
%,
03/20/2055 1,839,325
0.1
884,277
6.500
%,
04/20/2055 919,697
0.0
1,158,909
6.500
%,
04/20/2055 1,217,770
0.1
1,720,033
6.500
%,
04/20/2055 1,811,613
0.1
7,100,000
(12)
6.500
%,
06/20/2055 7,299,801
0.3
88,503,814
4.2
Uniform Mortgage-Backed Securities : 1.1%
2,334
5.500
%,
10/01/2039 2,393
0.0
23,716,000
(12)
6.000
%,
07/01/2055 24,102,075
1.1
24,104,468
1.1
Total U.S. Government
Agency Obligations
(Cost $111,467,863)
112,608,282
5.3
U.S. TREASURY OBLIGATIONS : 2.4%
United States Treasury Notes : 2.4%
17,640,700
3.750
%,
06/30/2027 17,652,414
0.8
12,521,400
3.875
%,
06/30/2030 12,569,823
0.6
20,993,800
4.000
%,
06/30/2032 21,011,842
1.0
51,234,079
2.4
Total U.S. Treasury
Obligations
(Cost $51,161,718)
51,234,079
2.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
5,366
(7)
Yak Access LLC Series
A
54
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Business Equipment & Services: (continued)
1,157
(7)
Yak Access LLC Series
B
$ 11
0.0
65
0.0
Consumer Discretionary : 0.0%
574,167
(7)
24 Hour Fitness
Worldwide, Inc.
4,019
0.0
113
(7)
Travelport Tech Ltd.
37,816
0.0
41,835
0.0
Consumer Staples : —%
2,038
(7)
Save-A-Lot, Inc./Moran
Foods
—
—
Total Common Stock
(Cost $552,552)
41,900
0.0
PURCHASED OPTIONS
(13)
: 0.0%
Total Purchased
Options
(Cost $347,160)
204,552
0.0
Total Long-Term
Investments
(Cost $2,081,237,350)
2,066,742,136
97.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.1%
Repurchase Agreements : 0.8%
577,981
(14)
BNP Paribas
S.A., Repurchase
Agreement dated
06/30/2025, 4.380%,
due 07/01/2025
(Repurchase Amount
$578,050, collateralized
by various U.S.
Government Securities,
0.000%-3.875%, Market
Value plus accrued
interest $589,541, due
07/10/25-05/15/42)
577,981
0.0
4,343,325
(14)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $4,343,847,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$4,430,191, due
06/01/30-02/01/57)
4,343,325
0.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
4,343,325
(14)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $4,343,847,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$4,430,192, due
08/15/34-06/01/55)
$ 4,343,325
0.2
3,007,408
(14)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $3,007,770,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$3,067,556, due
03/01/34-05/01/55)
3,007,408
0.2
4,212,276
(14)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/30/2025, 4.480%,
due 07/01/2025
(Repurchase
Amount $4,212,793,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$4,283,857, due
07/15/26-02/15/54)
4,212,276
0.2
Total Repurchase
Agreements
(Cost $16,484,315)
16,484,315
0.8
Time Deposits : 0.1%
420,000
(14)
Canadian Imperial Bank
of Commerce,
4.320
%,
07/01/2025 420,000
0.0
410,000
(14)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
07/01/2025 410,000
0.0
430,000
(14)
Mizuho Bank Ltd.,
4.330
%,
07/01/2025 430,000
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
430,000
(14)
Royal Bank of Canada,
4.330
%,
07/01/2025 $ 430,000
0.1
Total Time Deposits
(Cost $1,690,000)
1,690,000
0.1
Commercial Paper : 3.9%
5,000,000  American Honda
Finance Corp.,
4.660
%,
07/16/2025 4,989,806
0.2
15,000,000  American Honda
Finance Corp.,
4.720
%,
08/05/2025 14,930,520
0.7
2,498,000  American Honda
Finance Corp.,
4.780
%,
09/18/2025 2,472,113
0.1
2,625,000  Automatic Data
Processing, Inc.,
4.400
%,
07/01/2025 2,624,683
0.1
2,600,000
BASF SE,
4.760
%,
07/31/2025 2,589,520
0.1
20,000,000  Broadcom, Inc.,
4.740
%,
08/19/2025 19,871,018
0.9
1,000,000  Dominion Energy, Inc.,
4.680
%,
08/11/2025 994,638
0.1
7,000,000  Duke Energy Co.,
4.610
%,
07/11/2025 6,990,281
0.3
15,000,000
eBay, Inc.,
4.720
%,
09/10/2025 14,861,580
0.7
3,500,000
Fiserv, Inc.,
4.730
%,
07/23/2025 3,489,603
0.2
3,000,000  Mondelez International
Inc,
4.630
%,
08/07/2025 2,985,615
0.1
1,225,000  Mondelez International
Inc,
4.630
%,
08/13/2025 1,218,196
0.1
970,000  National Grid North
America, Inc,
4.700
%,
07/23/2025 967,136
0.0
6,150,000  Parker-Hannifin, Corp.,
4.720
%,
08/22/2025 6,108,122
0.3
Total Commercial Paper
(Cost $85,107,036)
85,092,831
3.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.3%
5,446,938
(15)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.220%
5,446,938
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds (continued)
176,000
(15)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
$ 176,000
0.0
Total Mutual Funds
(Cost $5,622,938)
5,622,938
0.3
Total Short-Term
Investments
(Cost $108,904,289)
108,890,084
5.1
Total Investments in
Securities
(Cost $2,190,141,639) $ 2,175,632,220 102.8
Liabilities in Excess of
Other Assets
(59,675,214) (2.8)
Net Assets $ 2,115,957,006 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of June
30, 2025.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Security, or a portion of the security, is on loan.
(6)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)
All or a portion of this holding is subject to unfunded loan commitments.
(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(11)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30,
2025.
(12)
Represents or includes a TBA transaction.
(13)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(14)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(15)
Rate shown is the 7-day yield as of June 30, 2025.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
MXN Mexican Peso

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
PEN Peruvian Nuevo Sol
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR2M 2-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 599,322,140 $ — $ 599,322,140
Corporate Bonds/Notes — 409,265,663 — 409,265,663
Commercial Mortgage-Backed Securities — 373,927,103 — 373,927,103
Asset-Backed Securities — 256,213,043 1,789,740 258,002,783
Bank Loans — 144,639,069 — 144,639,069
Sovereign Bonds — 117,496,565 — 117,496,565
U.S. Government Agency Obligations — 112,608,282 — 112,608,282
U.S. Treasury Obligations — 51,234,079 — 51,234,079
Purchased Options — 204,552 — 204,552
Common Stock — — 41,900 41,900
Short-Term Investments 5,622,938 103,267,146 — 108,890,084
Total Investments, at fair value $ 5,622,938 $ 2,168,177,642 $ 1,831,640 $ 2,175,632,220
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 678,031 — 678,031
Forward Foreign Currency Contracts — 720,968 — 720,968
Forward Premium Swaptions — 4,056,480 — 4,056,480
Futures 2,573,923 — — 2,573,923
OTC Total Return Swaps — 4,012,400 — 4,012,400
OTC volatility swaps — 376,404 — 376,404
Total Assets $ 8,196,861 $ 2,178,021,925 $ 1,831,640 $ 2,188,050,426
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (654,567) $ — $ (654,567)
Centrally Cleared Interest Rate Swaps — (929,370) — (929,370)
Forward Foreign Currency Contracts — (6,704,844) — (6,704,844)
Forward Premium Swaptions — (2,114,010) — (2,114,010)
Futures (6,803,125) — — (6,803,125)
OTC volatility swaps — (93,901) — (93,901)
Sales Commitments — (36,414,750) — (36,414,750)
Written Options — (2,172,222) — (2,172,222)
Total Liabilities $ (6,803,125) $ (49,083,664) $ — $ (55,886,789)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2025, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 169,496 USD 192,802 Barclays Bank PLC 07/18/25 $ 7,089
USD 65,405 EUR 57,473 Barclays Bank PLC 07/18/25 (2,374)
USD 44,463 ZAR 832,396 Brown Brothers Harriman & Co. 07/11/25 (2,520)
EUR 334,199 USD 375,891 Citibank N.A. 07/18/25 18,239
USD 4,213,569 TRY 198,711,889 Deutsche Bank AG 11/10/25 (235,263)
PEN 31,625,307 USD 8,840,552 Goldman Sachs International 07/11/25 84,768
USD 7,595,000 PEN 27,493,141 Goldman Sachs International 07/11/25 (164,137)
USD 3,991,887 MXN 78,805,836 Goldman Sachs International 07/11/25 (203,534)
USD 3,809,709 BRL 22,303,633 Goldman Sachs International 07/11/25 (285,917)
USD 5,700,243 MXN 112,611,157 Goldman Sachs International 07/11/25 (294,886)
USD 13,410,000 PEN 48,588,453 Goldman Sachs International 07/11/25 (302,674)
USD 9,619,369 BRL 55,337,341 Goldman Sachs International 07/11/25 (542,250)

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EGP 189,436,041 USD 3,650,020 Goldman Sachs International 09/30/25 $ 39,454
TRY 198,459,074 USD 4,213,568 Goldman Sachs International 11/10/25 229,603
USD 33,091,654 BRL 205,979,000 Goldman Sachs International 01/05/26 (3,085,274)
USD 11,252,267 MXN 222,475,635 JPMorgan Chase Bank N.A. 07/11/25 (591,766)
USD 11,863,622 PEN 42,881,062 Morgan Stanley Capital Services LLC 07/11/25 (238,307)
CNY 77,778,056 USD 10,839,543 Nomura Global Financial Products, Inc. 07/11/25 28,209
USD 11,233,030 MXN 222,475,635 Standard Chartered Bank 07/11/25 (611,003)
MXN 113,680,356 USD 5,747,029 State Street Bank and Trust Co. 07/11/25 305,022
CLP 40,979,491 USD 42,990 State Street Bank and Trust Co. 07/11/25 997
USD 4,014,393 CNY 29,047,443 State Street Bank and Trust Co. 07/11/25 (44,340)
USD 6,185,866 CNY 44,977,956 State Street Bank and Trust Co. 07/11/25 (98,802)
CAD 420,136 USD 301,220 Wells Fargo Bank N.A. 07/18/25 7,587
USD 236,266 JPY 34,214,861 Wells Fargo Bank N.A. 07/18/25 (1,797)
$ (5,983,876)
At June 30, 2025, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 252 09/30/25 $ 52,421,906 $ 21,843
U.S. Treasury 5-Year Note 1,969 09/30/25 214,621,000 2,365,172
U.S. Treasury Ultra Long Bond 154 09/19/25 18,345,250 186,908
$ 285,388,156 $ 2,573,923
Short Contracts:
U.S. Treasury 10-Year Note (1,135) 09/19/25 (127,261,875) (2,281,214)
U.S. Treasury Long Bond (475) 09/19/25 (54,847,656) (1,970,858)
U.S. Treasury Ultra 10-Year Note (1,007) 09/19/25 (115,065,484) (2,551,053)
$ (297,175,015) $ (6,803,125)
At June 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX Emerging Markets Index Series 43, Version
1 Buy (1.000) 06/20/30 USD 64,100,000 $ 1,588,933 $ (654,567)
$ 1,588,933 $ (654,567)
(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At June 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.730 % Annual 03/05/30 USD 4,000,000 $ 53,494 $ 53,494
Pay 1-day Secured Overnight Financing Rate Annual 3.933 Annual 05/05/45 USD 9,722,617 (44,502) (44,502)
Receive 1-day Secured Overnight Financing Rate Annual 3.857 Annual 05/05/55 USD 3,835,032 37,850 37,850
Receive 1-day Secured Overnight Financing Rate Annual 3.699 Annual 05/05/35 USD 8,088,677 (9,592) (9,592)
Receive 1-day Secured Overnight Financing Rate Annual 3.837 Annual 08/16/44 USD 8,327,900 262,675 262,675
Receive 1-day Secured Overnight Financing Rate Annual 3.855 Annual 11/29/44 USD 10,727,000 324,012 324,012
Receive 1-day Secured Overnight Financing Rate Annual 4.143 Annual 02/18/30 USD 13,000,000 (402,087) (402,087)
Receive 1-day Secured Overnight Financing Rate Annual 4.211 Annual 02/14/30 USD 14,000,000 (473,189) (473,189)
$ (251,339) $ (251,339)
At June 30, 2025, the following OTC total return swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
iShares iBoxx
$ High Yield
Corporate Bond
ETF Monthly
Secured
Overnight
Financing
Rate +
0.00% Monthly
Morgan Stanley
Capital Services
LLC 09/20/25 USD 30,000,000 $ 1,191,000 $ — $ 1,191,000
Receive
iShares iBoxx
$ High Yield
Corporate Bond
ETF Monthly
Secured
Overnight
Financing
Rate +
0.00% Monthly
Morgan Stanley
Capital Services
LLC 12/20/25 USD 62,000,000 1,810,400 — 1,810,400
Receive
iShares iBoxx
$ High Yield
Corporate Bond
ETF Monthly
Secured
Overnight
Financing
Rate +
0.00% Monthly
Morgan Stanley
Capital Services
LLC 12/22/25 USD 30,000,000 1,011,000 — 1,011,000
$ 4,012,400 $ — $ 4,012,400
(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At June 30, 2025, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. BRL Spot Exchange
Rate 18.300% Goldman Sachs International 06/24/26 USD 30,757,000 $ (93,901) $ (93,901)
Pay
EUR vs. USD Spot Exchange
Rate 8.400%
Morgan Stanley Capital Services
LLC 02/10/26 USD 36,444,000 139,364 139,364
Receive
USD vs. INR Spot Exchange
Rate 4.325% BNP Paribas 02/10/26 USD 36,444,000 237,040 237,040
$ 282,503 $ 282,503
At June 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 105.000% 07/16/25 USD $ 41,598,000 $ (308,865) $ (26,010)
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 104.500% 08/20/25 USD 19,673,000 (137,711) (45,447)
Put on 5-Year
Credit Default
Swap
Barclays Bank
PLC
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 105.000% 08/20/25 USD 41,598,000 (457,578) (113,291)

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North American
High Yield, Series 44,
Version 1 5.000 Pay 104.500% 08/20/25 USD $ 21,076,500 $ (169,877) $ (48,689)
$(1,074,031) $(233,437)
At June 30, 2025, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put JPY Goldman Sachs International 10/13/25 125.000 USD 582,000 $ 49,179 $ 14,214
Put USD vs. Call JPY Morgan Stanley Capital Services LLC 10/13/25 125.000 USD 582,000 51,081 14,215
$ 100,260 $ 28,429
At June 30, 2025, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call INR vs. Put USD Goldman Sachs International 05/12/27 89.420 USD 14,787,000 $ 414,036 $ (377,710)
Call USD vs. Put BRL BNP Paribas 06/10/26 6.300 USD 20,703,000 837,850 (652,180)
Call USD vs. Put INR Goldman Sachs International 05/12/27 89.420 USD 14,787,000 414,036 (403,449)
Call USD vs. Put TRY Deutsche Bank AG 11/07/25 47.000 USD 11,716,000 1,055,612 (386,989)
$ 2,721,534 $ (1,820,328)
At June 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 44,213,000 $ 246,900 $ 176,123
$ 246,900 $ 176,123
At June 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 22,107,000 $ 182,061 $ (113,230)
Put on 2-Year Interest
Rate Swap
(1)
BNP Paribas Receive 3.950%
1-day Secured Overnight
Financing Rate 08/19/25 USD 54,930,500 91,734 (5,227)
$ 273,795 $ (118,457)
At June 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 22,347,000 $ (404,481) $ 370,636
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 20,819,720 (874,428) (245,395)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 22,958,000 (4,017,650) 816,584
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Pay 6-month EUR-EURIBOR 12/15/25 EUR 22,383,000 (474,590) (320,976)
Put on 10-Year
Interest Rate Swap UBS AG 3.000% Pay 6-month EUR-EURIBOR 12/15/25 EUR 16,787,000 (355,938) (240,729)
Put on 1-Year Interest
Rate Swap UBS AG 3.665% Pay
1-day Secured Overnight
Financing Rate 02/02/26 USD 135,036,300 (276,824) (106,036)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 53,680,100 (9,662,418) 1,681,627
Put on 30-Year
Interest Rate Swap UBS AG 4.548% Pay
1-day Secured Overnight
Financing Rate 11/28/25 USD 21,972,200 (395,500) (215,126)
$ (16,461,829) $ 1,740,585

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
At June 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap UBS AG 4.630% Pay
1-day Secured Overnight
Financing Rate 05/22/35 USD 10,918,500 $ 996,313 $ (75,667)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 22,347,000 404,481 (681,000)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 20,819,720 874,428 (229,081)
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 22,383,000 197,746 166,650
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 22,383,000 290,027 221,090
Put on 10-Year
Interest Rate Swap UBS AG 4.630% Receive
1-day Secured Overnight
Financing Rate 05/22/35 USD 10,918,500 996,313 74,795
Put on 10-Year
Interest Rate Swap UBS AG 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 16,787,000 197,743 146,221
Put on 10-Year
Interest Rate Swap UBS AG 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 16,787,000 172,037 148,499
Put on 1-Year Interest
Rate Swap UBS AG 4.185% Receive
1-day Secured Overnight
Financing Rate 02/02/26 USD 135,036,300 108,029 68,096
Put on 1-Year Interest
Rate Swap UBS AG 3.965% Receive
1-day Secured Overnight
Financing Rate 02/02/26 USD 135,036,300 168,795 92,549
Put on 2-Year Interest
Rate Swap UBS AG 4.000% Receive
1-day Secured Overnight
Financing Rate 11/28/25 USD 197,749,800 395,500 269,733
$ 4,801,412 $ 201,885
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
The following sales commitments were held by the Voya Strategic Income Opportunities Fund at June 30, 2025:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (10,000,000) Ginnie Mae, 3.500%, due 06/20/55 07/24/25 $ (9,108,796)
(19,700,000) Ginnie Mae, 6.000%, due 06/20/55 07/24/25 (20,006,154)
(7,100,000) Ginnie Mae, 6.500%, due 06/20/55 07/24/25 (7,299,800)
Total Sales Commitments
Proceeds receivable $(35,969,527) $ (36,414,750)
Currency Abbreviations:
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
EGP
—
Egyptian Pound
EUR
—
EU Euro
JPY
—
Japanese Yen
MXN
—
Mexican Peso
PEN
—
Peruvian Nuevo Sol
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 45,114,596
Gross Unrealized Depreciation (59,624,016)
Net Unrealized Depreciation $ (14,509,420)